UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-4521

T. Rowe Price State Tax-Free Income Trust

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: May 31, 2010

Item 1. Schedule of Investments

State Tax-Free Income Trust	May 31, 2010

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
MUNICIPAL SECURITIES 99.4%		
NEW YORK 94.7%		
Albany IDA, Albany Medical Center Hosp., VRDN, 0.29%, 5/1/27	890	890
Albany IDA, Saint Rose College, VRDN, 0.26%, 7/1/37 (4)	1,200	1,200
Austin Trust Receipts (Bank of America), Museum of Modern Art VRDN, 0.29%, 4/1/28 (1)	1,180	1,180
Dormitory Auth. of the State of New York, Catholic Health, VRDN 0.27%, 7/1/25	1,600	1,600
Dormitory Auth. of the State of New York, Columbia Univ., VRDN 0.16%, 7/1/28	1,400	1,400
Dormitory Auth. of the State of New York, Columbia Univ., VRDN 0.29%, 7/1/38	640	640
Dormitory Auth. of the State of New York, Columbia Univ., VRDN 0.29%, 7/1/38 (1)	3,000	3,000
Dormitory Auth. of the State of New York, Cornell Univ., VRDN 0.16%, 7/1/29	2,865	2,865
Dormitory Auth. of the State of New York, Long Island Univ. VRDN, 0.28%, 9/1/26	3,700	3,700
Dormitory Auth. of the State of New York, Long Island Univ. VRDN, 0.28%, 9/1/36	2,600	2,600
Dormitory Auth. of the State of New York, Rockefeller Univ. VRDN, 0.24%, 7/1/39	2,000	2,000
Dormitory Auth. of the State of New York, The Culinary Institute of America, VRDN, 0.27%, 7/1/33	1,000	1,000
JPMorgan Chase, New York City Juilliard School, VRDN 0.29%, 1/1/17 (1)	1,000	1,000
JPMorgan Chase, New York City Juilliard School, VRDN 0.29%, 1/1/14 (1)	3,500	3,500
JPMorgan Chase, New York City Municipal Water Fin. Auth. VRDN, 0.29%, 6/15/13 (1)	3,000	3,000
JPMorgan Chase, New York City Transitional Fin. Auth., VRDN 0.29%, 5/1/15 (1)	1,200	1,200
JPMorgan Chase, New York State Peronal Income Tax, VRDN 0.29%, 3/15/14 (1)	1,300	1,300

Long Island Power Auth., TECP, 0.32%, 6/11/10	1,500	1,500
Long Island Power Auth., TECP, 0.35%, 6/11/10	1,750	1,750
Long Island Power Auth., TECP, 0.38%, 8/6/10	6,000	6,000
Metropolitan Transportation Auth., 5.25%, 4/1/26 (Prerefunded 10/1/10) (2)(4)	400	406
Metropolitan Transportation Auth., Dedicated Tax, RAN 2.00%, 12/31/10	4,000	4,038
Monroe Tobacco Asset Securitization Corp., 6.375%, 6/1/35 (Prerefunded 6/1/10) (2)	1,600	1,616
Monroe Tobacco Asset Securitization Corp., 6.625%, 6/1/42 (Prerefunded 6/1/10) (2)	475	480
Nassau County Interim Fin. Auth., Sales Tax, VRDN 0.28%, 11/15/25	2,200	2,200
Nassau Health Care Corp., GO, VRDN, 0.26%, 8/1/29	1,000	1,000
New York City, GO, VRDN, 0.29%, 8/1/31	1,000	1,000
New York City Cultural Resources, Lincoln Center for the Performing Arts, VRDN, 0.14%, 11/1/38	5,000	5,000
New York City Cultural Resources, Metropolitan Museum of Art VRDN, 0.16%, 10/1/36	1,700	1,700
New York City Cultural Resources, Metropolitan Museum of Art VRDN, 0.16%, 10/1/36	1,440	1,440
New York City Housing Dev. Corp., 0.55%, 5/1/41 (Tender 7/1/10)	1,860	1,860
New York City Housing Dev. Corp., Carnegie Park, Multi-Family VRDN, 0.27%, 11/15/19	3,100	3,100
New York City Housing Dev. Corp., Monterey, Multi-Family VRDN, 0.27%, 11/15/19	2,000	2,000
New York City Municipal Water Fin. Auth., 5.00%, 6/15/10 (3)	200	200
New York City Municipal Water Fin. Auth., 5.00%, 6/15/10	75	75
New York City Municipal Water Fin. Auth., 5.50%, 6/15/33 (Prerefunded 6/15/10) (2)	100	101
New York City Municipal Water Fin. Auth., Water & Sewer 6.00%, 6/15/33 (Prerefunded 6/15/10) (2)	2,620	2,652
New York City Transitional Fin. Auth., 5.00%, 11/1/10	580	591

PUERTO RICO 2.5%		
Puerto Rico Infrastructure Fin. Auth., 5.50%, 10/1/40 (Prerefunded 10/1/10) (2)	2,500	2,568
		2,568
NEVADA 1.2%		
Clark County School Dist., GO, 5.00%, 6/15/10	1,200	1,202
		1,202
ILLINOIS 1.0%		
Illinois Fin. Auth., 0.37%, 11/1/30 (Tender 2/10/11)	1,000	1,000
		1,000
Total Municipal Securities (Cost $102,474)		102,474
Total Investments in Securities		
99.4% of Net Assets (Cost $102,474)		$ 102,474

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $17,265 and represents 16.7% of net assets.

(2) Prerefunded date is used in determining portfolio maturity.

(3) Escrowed to maturity

(4) Insured by National Public Finance Guarantee Corp.

BAN Bond Anticipation Note

GO General Obligation

IDA Industrial Development Authority/Agency

RAN Revenue Anticipation Note

TECP Tax-Exempt Commercial Paper

VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price (generally par) on specified dates (generally daily or weekly) upon required notification; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New York Tax-Free Money Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Money Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal, New York state, and New York City income taxes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncement
On March 1, 2010, the fund adopted new accounting guidance that requires enhanced disclosures about fair value measurements in the financial statements. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund values its investments and computes its net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the 1940 Act, securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market. On May 31, 2010, all of the fund’s investments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At May 31, 2010, the cost of investments for federal income tax purposes was $102,474,000.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
MUNICIPAL SECURITIES 99.8%		
NEW YORK 92.0%		
Albany City IDA, College of Pharmacy, 5.625%, 12/1/34	200	196
Albany City IDA, Saint Peter's Hosp., 5.25%, 11/15/32	1,500	1,433
Albany Parking Auth., 5.125%, 7/15/11	430	446
Albany Parking Auth., 5.25%, 10/15/12	680	714
Albany Parking Auth., 5.625%, 7/15/25	335	340
Albany Parking Auth., 5.625%, 7/15/25 (Prerefunded 7/15/11) (1)	415	444
Brookhaven IDA, Methodist Retirement Community Dev. Corp. 4.25%, 11/1/37 (Tender 1/1/11)	1,085	1,085
Chautauqua County IDA, NRG Energy, Dunkirk Power, IDRB 5.875%, 4/1/42	1,800	1,838
Dormitory Auth. of the State of New York, 5.00%, 7/1/24	1,950	2,097
Dormitory Auth. of the State of New York, 5.00%, 1/15/32	2,500	2,531
Dormitory Auth. of the State of New York, 5.25%, 11/15/23 (Tender 5/15/12)	2,500	2,697
Dormitory Auth. of the State of New York, 5.25%, 7/1/31 (Prerefunded 7/1/11) (1)	2,240	2,356
Dormitory Auth. of the State of New York, Augustana Lutheran Home, 5.50%, 8/1/20	815	830
Dormitory Auth. of the State of New York, Brooklyn Law School 5.75%, 7/1/33	1,000	1,083
Dormitory Auth. of the State of New York, Cabrini of Westchester, 5.20%, 2/15/41	4,710	4,793
Dormitory Auth. of the State of New York, Catholic Health Services of Long Island, 5.00%, 7/1/27	3,500	3,509
Dormitory Auth. of the State of New York, Columbia Univ. 5.00%, 7/1/38	1,000	1,064
Dormitory Auth. of the State of New York, Cornell Univ. 5.00%, 7/1/25	500	551
Dormitory Auth. of the State of New York, Cornell Univ. 5.00%, 7/1/26	2,000	2,214
Dormitory Auth. of the State of New York, Interfaith Medical Center, 5.00%, 2/15/14	170	188

Dormitory Auth. of the State of New York, Interfaith Medical Center, 5.00%, 2/15/15	500	557
Dormitory Auth. of the State of New York, Maimonides Medical Center, 5.75%, 8/1/35 (2)	1,500	1,501
Dormitory Auth. of the State of New York, Manhattan College 5.00%, 7/1/32 (3)	1,400	1,353
Dormitory Auth. of the State of New York, Manhattan Marymount, 5.25%, 7/1/29	1,250	1,261
Dormitory Auth. of the State of New York, Memorial Sloan-Kettering Cancer Center, 5.00%, 7/1/26	2,500	2,684
Dormitory Auth. of the State of New York, Memorial Sloan-Kettering Cancer Center, 5.00%, 7/1/34	2,815	2,862
Dormitory Auth. of the State of New York, Memorial Sloan-Kettering Cancer Center, 5.75%, 7/1/19 (2)	1,000	1,201
Dormitory Auth. of the State of New York, Mount Sinai Hosp. 5.00%, 7/1/26	4,000	4,101
Dormitory Auth. of the State of New York, Mount Sinai Hosp. 5.50%, 7/1/26	475	475
Dormitory Auth. of the State of New York, Mount Sinai Hosp. 6.00%, 7/1/13	1,700	1,723
Dormitory Auth. of the State of New York, Mount Sinai School of Medicine, 5.125%, 7/1/39	3,000	3,016
Dormitory Auth. of the State of New York, Mount Sinai School of Medicine, 5.15%, 7/1/24 (2)	535	552
Dormitory Auth. of the State of New York, New York & Presbyterian Hosp., 5.25%, 2/15/11	2,300	2,374
Dormitory Auth. of the State of New York, New York & Presbyterian Hosp., 5.25%, 8/15/26	2,500	2,629
Dormitory Auth. of the State of New York, New York Univ. 5.00%, 7/1/39	2,700	2,839
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Health, 5.00%, 5/1/20	2,000	2,071
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Health, 5.00%, 5/1/22	1,000	1,026
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Health, 5.50%, 5/1/37	2,500	2,571

Dormitory Auth. of the State of New York, Orange Regional Medical Center, 6.25%, 12/1/37	2,250	2,181
Dormitory Auth. of the State of New York, Personal Income Tax 5.00%, 3/15/20	4,000	4,478
Dormitory Auth. of the State of New York, Personal Income Tax 5.375%, 3/15/22 (Prerefunded 3/15/13) (1)	1,550	1,741
Dormitory Auth. of the State of New York, Pratt Institute 5.00%, 7/1/34 (4)	500	520
Dormitory Auth. of the State of New York, Rockefeller Univ. 5.00%, 7/1/27	1,000	1,113
Dormitory Auth. of the State of New York, Rockefeller Univ., VR 5.00%, 7/1/32	2,000	2,047
Dormitory Auth. of the State of New York, Saint John's Univ. 5.25%, 7/1/25 (2)	2,000	2,202
Dormitory Auth. of the State of New York, Saint John's Univ. 5.25%, 7/1/25 (Prerefunded 7/1/11) (1)(2)	2,500	2,659
Dormitory Auth. of the State of New York, Saint Lawrence Univ. 5.00%, 7/1/14	1,000	1,097
Dormitory Auth. of the State of New York, State Univ. 5.00%, 7/1/37	2,500	2,577
Dormitory Auth. of the State of New York, State Univ. 5.00%, 7/1/38	2,500	2,563
Dormitory Auth. of the State of New York, State Univ. 5.375%, 7/1/23 (Prerefunded 7/1/12) (1)	1,000	1,094
Dormitory Auth. of the State of New York, State Univ. 7.50%, 5/15/11	850	904
Dormitory Auth. of the State of New York, Teachers College 5.50%, 3/1/39	2,255	2,380
Dormitory Auth. of the State of New York, Univ. of Rochester 5.00%, 7/1/27	915	976
Dormitory Auth. of the State of New York, Univ. of Rochester STEP, 0.00%, 7/1/15 (Prerefunded 7/1/10) (1)(2)	1,470	1,484
Dormitory Auth. of the State of New York, Univ. of Rochester, VR Zero Coupon, 7/1/39	2,000	1,668
Dormitory Auth. of the State of New York, Yeshiva Univ. 5.375%, 7/1/17 (5)	900	933

Dutchess County IDA, Bard College, 5.00%, 8/1/18	750	786
Dutchess County IDA, Bard College, 5.75%, 8/1/30 (Prerefunded 8/1/10) (1)	1,750	1,784
Dutchess County IDA, Vassar College, 5.35%, 9/1/40 (Prerefunded 8/1/11) (1)	1,000	1,068
Essex County IDA, PCR, Int'l. Paper, 5.20%, 12/1/23 (6)	1,750	1,693
Essex County IDA, PCR, Int'l. Paper, 5.70%, 7/1/16 (6)	1,850	1,939
Hempstead, Adelphi Univ. Civic Fac., 5.25%, 2/1/39	450	468
Hempstead IDA, Adelphi Univ. Civic Fac., 5.00%, 10/1/30	1,250	1,282
Huntington Housing Auth., Gurwin Jewish Senior Home 6.00%, 5/1/39	750	617
Long Island Power Auth., 5.00%, 12/1/22 (7)	2,600	2,777
Long Island Power Auth., 5.00%, 9/1/35	5,165	5,290
Long Island Power Auth., 5.125%, 9/1/29	2,000	2,016
Long Island Power Auth., 6.00%, 5/1/33	1,125	1,279
Long Island Power Auth., 6.25%, 4/1/33	1,395	1,619
Long Island Power Auth., Zero Coupon, 6/1/21 (8)	2,000	1,333
Metropolitan Transportation Auth., 4.75%, 7/1/16 (Prerefunded 7/1/12) (1)(8)	1,215	1,319
Metropolitan Transportation Auth., 5.00%, 11/15/21 (5)	3,500	3,731
Metropolitan Transportation Auth., 5.00%, 7/1/25 (7)	2,000	2,110
Metropolitan Transportation Auth., 5.125%, 11/15/31	2,070	2,151
Metropolitan Transportation Auth., 5.25%, 11/15/26 (8)	3,000	3,372
Metropolitan Transportation Auth., 5.50%, 11/15/19 (7)	1,000	1,158
Metropolitan Transportation Auth., 6.25%, 11/15/23	815	961
Metropolitan Transportation Auth., 6.50%, 11/15/28	2,100	2,459
Metropolitan Transportation Auth., Dedicated Tax Fund 5.25%, 11/15/25 (8)	4,920	5,232
Metropolitan Transportation Auth., Dedicated Tax Fund 5.375%, 11/15/27	1,515	1,682
Monroe County, Public Improvement, GO, 5.00%, 3/1/17 (7)	1,000	1,031

Monroe County, Public Improvement, GO, 5.00%, 3/1/18 (7)	615	629
Monroe County, Public Improvement, GO, 5.00%, 3/1/18 (Prerefunded 3/1/12) (1)(7)	2,590	2,789
Mount Sinai Union Free School Dist., Suffolk, GO 6.20%, 2/15/17 (5)	1,025	1,252
Mount Sinai Union Free School Dist., Suffolk, GO 6.20%, 2/15/18 (5)	515	636
Nassau County IDA, Amsterdam at Harborside, 6.70%, 1/1/43	1,000	951
Nassau County Tobacco Settlement Corp., Tobacco Industry STEP, 5.25%, 6/1/26	1,000	957
New York City, GO, 5.00%, 4/1/26	4,400	4,673
New York City, GO, 5.00%, 8/1/26	3,090	3,333
New York City, GO, 5.25%, 8/1/14	3,305	3,672
New York City, GO, VRDN, 0.25%, 8/15/20	1,300	1,300
New York City, GO, VRDN, 0.27%, 1/1/36	2,730	2,730
New York City, GO, VRDN, 0.28%, 8/1/19	1,100	1,100
New York City, GO, VRDN, 0.28%, 8/1/28	4,150	4,150
New York City, GO, VRDN, 0.30%, 3/1/34	1,700	1,700
New York City Health & Hosp. Corp., 5.50%, 2/15/19 (8)	1,500	1,558
New York City Health & Hosp. Corp., 5.50%, 2/15/23	2,000	2,174
New York City Housing Dev. Corp., 4.95%, 11/1/39	2,225	2,251
New York City Housing Dev. Corp., 5.25%, 11/1/30	2,500	2,557
New York City Housing Dev. Corp., 5.35%, 11/1/37 (6)	1,000	1,021
New York City Housing Dev. Corp., HUD Capital Funding 5.00%, 7/1/25 (7)	3,000	3,142
New York City Housing Dev. Corp., Multi-Family 4.80%, 11/1/35	500	502
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	1,000	1,008
New York City IDA, 7 World Trade Center, 6.75%, 3/1/15	1,000	1,017
New York City IDA, Bronx Parking Dev., 5.75%, 10/1/27	1,500	1,305
New York City IDA, New York Univ., 5.375%, 7/1/18 (5)	1,275	1,328

New York City IDA, Terminal One Group, VR, 5.50%, 1/1/24 (6)	2,500	2,561
New York City IDA, Yankee Stadium, 5.00%, 3/1/31 (7)	1,800	1,801
New York City IDA, IDRB, Airis, JFK Int'l, 5.50%, 7/1/28 (6)	3,000	2,649
New York City IDA, IDRB, American Airlines, 7.125%, 8/1/11 (6)	550	551
New York City Municipal Water Fin. Auth., 4.50%, 6/15/38	2,500	2,457
New York City Municipal Water Fin. Auth., 4.50%, 6/15/39 (2)	1,000	982
New York City Municipal Water Fin. Auth., 5.00%, 6/15/29	5,000	5,207
New York City Municipal Water Fin. Auth., 5.50%, 6/15/40	5,000	5,577
New York City Municipal Water Fin. Auth., 5.75%, 6/15/40	1,300	1,474
New York City Transitional Fin. Auth., Future Tax 5.00%, 11/1/18	3,000	3,393
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/20	3,000	3,350
New York City Trust for Cultural Resources, Carnegie Hall 5.00%, 12/1/39	4,500	4,616
New York City Trust for Cultural Resources, Julliard School 2.75%, 1/1/36 (Tender 7/1/12)	2,250	2,317
New York City Trust for Cultural Resources, Museum of Modern Art, 5.00%, 4/1/28	1,000	1,087
New York Convention Center Dev. Corp., Hotel Unit Fee 5.00%, 11/15/21 (5)	1,600	1,680
New York Liberty Dev. Corp., Goldman Sachs, 5.50%, 10/1/37	1,000	1,042
New York Liberty Dev. Corp., National Sports Attraction 6.125%, 2/15/19 (9)	2,000	—
New York State Environmental Fac. Corp., Clean Water & Drinking, 5.25%, 11/15/20	2,000	2,178
New York State Housing Fin. Agency, 8.00%, 5/1/11 (10)	250	261
New York State Local Gov't. Assistance Corp., 6.00%, 4/1/14	3,250	3,660
New York State Mortgage Agency, Single Family 5.70%, 10/1/17 (6)	2,120	2,123
New York State Thruway Auth., 5.00%, 1/1/23 (7)	1,500	1,630
New York State Thruway Auth., Dedicated Tax Fund 5.00%, 4/1/28	1,750	1,879

New York State Thruway Auth., Dedicated Tax Fund 5.00%, 4/1/28	2,650	2,856
New York State Thruway Auth., Dedicated Tax Fund, Highway & Bridge, 5.00%, 4/1/22	1,000	1,107
New York State Thruway Auth., Dedicated Tax Fund, Highway & Bridge, 5.00%, 4/1/27	5,000	5,358
New York State Thruway Auth., Dedicated Tax Fund, Highway & Bridge, 5.50%, 4/1/13 (2)	2,000	2,165
New York State Thruway Auth., Highway & Bridge 5.50%, 4/1/17 (Prerefunded 4/1/11) (1)(7)	390	411
Niagara County, GO, 5.25%, 8/15/14 (2)	435	501
Niagara County, GO, 5.25%, 8/15/15 (2)	335	390
Niagara County IDA, Covanta ARC, 5.55%, 11/15/24 (Tender 11/15/13) (6)	1,500	1,541
Niagara County IDA, Covanta ARC, Solid Waste 5.45%, 11/15/26 (Tender 11/15/12) (6)	500	514
Nyack Union Free School Dist., GO, 5.25%, 12/15/15 (7)	550	644
Oneida County IDA, Hamilton College, 5.00%, 9/15/32	1,125	1,181
Oneida County IDA, Saint Elizabeth Medical Center 5.50%, 12/1/10	190	190
Oneida County IDA, Saint Elizabeth Medical Center 5.75%, 12/1/19	1,600	1,587
Port Auth. of New York & New Jersey, 5.00%, 7/15/24 (6) (8)	2,000	2,050
Port Auth. of New York & New Jersey, 5.00%, 11/15/27 (5)	1,665	1,814
Port Auth. of New York & New Jersey, 5.00%, 7/15/33	2,500	2,618
Port Auth. of New York & New Jersey, 6.125%, 6/1/94	2,000	2,388
Rensselaer County IDA, Emma Willard School, 5.00%, 1/1/26	1,680	1,755
Rensselaer County IDA, Emma Willard School, 5.00%, 1/1/31	1,500	1,535
Sales Tax Asset Receivable Corp., Local Gov't Assist Corp. 5.00%, 10/15/32 (5)	1,500	1,572
Seneca Nation Indians Capital Improvement Auth. 5.00%, 12/1/23 (11)	1,000	818

Seneca Nation Indians Capital Improvement Auth. 5.25%, 12/1/16 (11)	400	365
Suffolk County IDA, Gurwin Jewish Senior Home, 6.70%, 5/1/39	970	883
Suffolk County IDA, Huntington Hosp., 5.875%, 11/1/32	2,000	2,015
Suffolk County IDA, Huntington Hosp., 6.00%, 11/1/22	2,000	2,048
Suffolk County Water Auth., 5.125%, 6/1/26 (7)	1,350	1,398
Tobacco Settlement Fin. Corp., 5.00%, 6/1/11	125	131
Tobacco Settlement Fin. Corp., 5.25%, 6/1/13	655	657
Tobacco Settlement Fin. Corp., 5.50%, 6/1/19	3,000	3,275
Tobacco Settlement Fin. Corp., 5.50%, 6/1/20	2,025	2,211
Tompkins County IDA, Cornell Univ., 5.75%, 7/1/30 (Prerefunded 7/1/10) (1)	2,000	2,029
Triborough Bridge & Tunnel Auth., 5.00%, 1/1/20 (10)	2,060	2,372
Triborough Bridge & Tunnel Auth., 5.00%, 11/15/28 (5)	2,750	2,853
Triborough Bridge & Tunnel Auth., 5.00%, 11/15/35	5,910	6,158
Triborough Bridge & Tunnel Auth., 5.25%, 11/15/38	5,000	5,363
Triborough Bridge & Tunnel Auth., VRTR, 0.29%, 11/15/11	1,875	1,875
TSASC, Tobacco Industry, 5.00%, 6/1/26	2,000	1,862
United Nations Development Corp., 5.00%, 7/1/26	2,425	2,568
Westchester County Health Care Corp., GO, 5.375%, 11/1/30	3,000	3,016
Westchester County IDA, Hebrew Hosp., 7.375%, 7/15/30 (Prerefunded 7/1/10) (1)	1,250	1,283
Westchester County IDA, Kendal on Hudson, 6.50%, 1/1/34 (Prerefunded 1/1/13) (1)	1,000	1,133
Westchester County IDA, Windward School, 5.25%, 10/1/31 (3)	1,500	1,477
Yonkers, GO, 5.00%, 11/15/22 (4)	630	672
Yonkers, GO, 5.00%, 11/15/23 (4)	310	328
		326,156

PUERTO RICO 6.1%

Gov't. Dev. Bank for Puerto Rico, GO, 5.00%, 12/1/17	1,600	1,682

Puerto Rico, 5.25%, 7/1/27 (Prerefunded 7/1/16) (1)	645	764
Puerto Rico, 5.25%, 7/1/30 (Prerefunded 7/1/16) (1)	925	1,096
Puerto Rico Electric Power Auth., 5.25%, 7/1/26	2,000	2,091
Puerto Rico Electric Power Auth., 5.25%, 7/1/27	1,000	1,033
Puerto Rico Electric Power Auth., 5.25%, 7/1/29 (2)	1,000	1,052
Puerto Rico Electric Power Auth., 5.50%, 7/1/38	1,750	1,793
Puerto Rico Electric Power Auth., VR, 0.715%, 7/1/29 (8)	2,200	1,600
Puerto Rico Highway & Transportation Auth., 5.00%, 7/1/36 (Prerefunded 7/1/16) (1)	1,000	1,171
Puerto Rico Public Fin. Corp., 5.50%, 8/1/29 (Prerefunded 2/1/12) (1)	1,120	1,209
Puerto Rico Sales Tax Fin. Corp., 5.25%, 8/1/30	1,540	1,604
Puerto Rico Sales Tax Fin. Corp., 5.25%, 8/1/57	1,190	1,210
Puerto Rico Sales Tax Fin. Corp., 5.50%, 8/1/42	3,500	3,652
Puerto Rico Sales Tax Fin. Corp., 6.50%, 8/1/44	1,500	1,694
		21,651
VIRGIN ISLANDS 1.3%		
Virgin Islands PFA, 5.00%, 10/1/29	1,500	1,514
Virgin Islands PFA, Diageo, 6.75%, 10/1/37	800	891
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (6)	350	353
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (6)	500	505
Virgin Islands Water & Power Auth., 5.00%, 7/1/26	1,200	1,216
		4,479
GUAM 0.4%		
Guam, 5.75%, 12/1/34	1,500	1,545
		1,545
Total Municipal Securities (Cost $341,451)		353,831

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New York Tax-Free Bond Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal, New York state, and New York City income taxes by investing primarily in investment-grade New York municipal bonds.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncement
On March 1, 2010, the fund adopted new accounting guidance that requires enhanced disclosures about fair value measurements in the financial statements. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Values in the accompanying Portfolio of Investments are as of May 28, 2010, the last business day in the fund’s reporting period. Some foreign markets were open between May 28 and the close of the reporting period on May 31, but any differences in investment values and foreign exchange rates subsequent to May 28 through May 31 were immaterial to the fund's portfolio of investments.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. On May 31, 2010, all of the fund’s investments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At May 31, 2010, the cost of investments for federal income tax purposes was $341,206,000. Net unrealized gain aggregated $12,625,000 at period-end, of which $16,095,000 related to appreciated investments and $3,470,000 related to depreciated investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
MUNICIPAL SECURITIES 98.4%		
MARYLAND 88.2%		
Annapolis, Public Improvement, GO, 4.75%, 8/1/22	1,935	2,141
Annapolis Economic Dev., Saint Johns College, 5.00%, 10/1/27	940	943
Annapolis Economic Dev., Saint Johns College, 5.00%, 10/1/32	1,085	1,061
Annapolis Economic Dev., Saint Johns College, 5.00%, 10/1/36	1,085	1,043
Annapolis, IDRB, Park Place, 5.35%, 7/1/34	5,647	4,660
Anne Arundel County, Farmington Village, 6.25%, 6/1/25	3,685	3,674
Anne Arundel County, GO, 4.50%, 3/1/24	2,885	3,085
Anne Arundel County, GO, 4.50%, 3/1/25	1,470	1,561
Anne Arundel County, GO, 4.60%, 2/15/15 (Prerefunded 2/15/11) (1)	1,000	1,041
Anne Arundel County, GO, 5.125%, 7/1/29	2,000	2,112
Anne Arundel County, National Business Park 7.375%, 7/1/28 (Prerefunded 7/1/10) (1)	3,312	3,400
Anne Arundel County, Water & Sewer, GO, 4.625%, 4/1/34	4,875	5,067
Baltimore City, 5.25%, 4/1/16 (2)(12)	225	229
Baltimore City, Board of Ed. Administration, COP 5.00%, 4/1/16 (12)	3,825	3,874
Baltimore City, Consolidated Public Improvement, GO 5.40%, 10/15/12 (3)	1,000	1,057
Baltimore City, Consolidated Public Improvement, GO Zero Coupon, 10/15/11 (4)	3,525	3,256
Baltimore City, Convention Center Hotel, 5.00%, 9/1/32 (5)	2,085	1,690
Baltimore City, Convention Center Hotel, 5.25%, 9/1/20 (5)	3,000	2,885
Baltimore City, Convention Center Hotel, 5.25%, 9/1/22 (5)	1,000	911
Baltimore City, Convention Center Hotel, 5.25%, 9/1/26 (5)	2,925	2,591
Baltimore City, Convention Center Hotel, 5.875%, 9/1/39	4,500	3,655
Baltimore City, GO, 5.00%, 10/15/19 (3)	230	261
Baltimore City, Parking, 5.25%, 7/1/21 (4)	2,110	2,311
Baltimore City, Parking, 6.00%, 7/1/14 (4)	5,155	5,925
Baltimore City, Parking, 6.00%, 7/1/15 (4)	5,460	6,351

Baltimore City, Parking, 6.00%, 7/1/16 (4)	5,785	6,762
Baltimore City, Parking, 6.00%, 7/1/17 (4)	6,135	7,208
Baltimore City, Parking, 6.00%, 7/1/18 (4)	6,505	7,680
Baltimore City, Wastewater, 4.50%, 7/1/32 (3)	1,000	1,031
Baltimore City, Wastewater, 5.00%, 7/1/22 (3)	470	508
Baltimore City, Wastewater, 5.00%, 7/1/23 (3)	1,805	1,940
Baltimore City, Wastewater, 5.00%, 7/1/24	1,720	1,900
Baltimore City, Wastewater, 5.00%, 7/1/25 (3)	1,990	2,115
Baltimore City, Wastewater, 5.00%, 7/1/29	3,165	3,384
Baltimore City, Wastewater, 5.00%, 7/1/31 (Prerefunded 7/1/16) (1)(3)	485	566
Baltimore City, Wastewater, 5.00%, 7/1/31 (3)	640	678
Baltimore City, Wastewater, 5.00%, 7/1/37 (3)	5,680	5,858
Baltimore City, Wastewater, 5.125%, 7/1/34	2,000	2,117
Baltimore City, Wastewater, 5.60%, 7/1/13 (12)	5,800	6,141
Baltimore City, Wastewater, 5.625%, 7/1/30 (Prerefunded 7/1/10) (1)(11)	5,000	5,025
Baltimore City, Wastewater, 5.625%, 7/1/39	3,000	3,292
Baltimore City, Water, 5.00%, 7/1/23 (Prerefunded 7/1/13) (1)(4)	1,250	1,402
Baltimore City, Water, 5.00%, 7/1/24 (Prerefunded 7/1/13) (1)(4)	2,220	2,490
Baltimore City, Water, 5.00%, 7/1/28 (2)(4)	240	274
Baltimore City, Water, 5.00%, 7/1/30 (Prerefunded 7/1/15) (1)(12)	1,920	2,233
Baltimore City, Water, 5.125%, 7/1/29	1,250	1,334
Baltimore City, Water, 5.125%, 7/1/42 (4)	1,225	1,239
Baltimore City, Water, 5.375%, 7/1/34	590	630
Baltimore City, Water, 5.60%, 7/1/13 (12)	10,000	10,587
Baltimore City, Water, 5.65%, 7/1/20 (12)	2,200	2,533
Baltimore City, Water, 5.75%, 7/1/39	1,250	1,374

Baltimore City, Water, 5.80%, 7/1/15 (Prerefunded 7/1/12) (1)(4)	3,350	3,706
Baltimore City, Water, 6.00%, 7/1/15 (4)	6,250	6,863
Baltimore City, Water, 6.00%, 7/1/17 (Prerefunded 7/1/10) (1)(11)	150	151
Baltimore City, Water, 6.00%, 7/1/19 (Prerefunded 7/1/10) (1)(11)	650	653
Baltimore City, Water, 6.00%, 7/1/21 (Prerefunded 7/1/10) (1)(11)	1,650	1,659
Baltimore City Port Fac., El du Pont de Nemours & Company PCR, 6.50%, 12/1/10	1,000	1,005
Baltimore City Port Fac., El du Pont de Nemours & Company PCR, 6.50%, 10/1/11	6,350	6,368
Baltimore City Port Fac., El du Pont de Nemours & Company PCR, 6.50%, 10/1/11	4,550	4,563
Baltimore County, Catholic Health Initiatives, 5.00%, 9/1/26	800	846
Baltimore County, Catholic Health Initiatives, 5.00%, 9/1/36	3,000	3,089
Baltimore County, Maryvale Preparatory School, 6.50%, 5/1/11	600	601
Baltimore County, Metropolitan Dist. 71, GO, 5.00%, 2/1/30	6,750	7,345
Baltimore County, Metropolitan Dist. 71, GO, 5.00%, 2/1/38	12,000	12,818
Carroll County, Consolidated Public Improvement, GO 4.75%, 11/1/28	4,240	4,608
Carroll County, Fairhaven & Copper, VRDN, 0.27%, 1/1/34	1,325	1,325
Damascus Gardens Dev. Corp., 7.375%, 8/15/17 (2)	2,165	2,581
Frederick, Public Improvement, GO, 5.00%, 3/1/27	3,000	3,325
Frederick, Public Improvement, GO, 5.00%, 3/1/34	3,580	3,845
Frederick County, GO, 5.00%, 8/1/14 (12)	250	287
Frederick County, GO, 5.25%, 7/1/16	2,000	2,275
Frederick County, Public Fac., GO, 5.00%, 6/1/25	4,950	5,498
Frederick County, Urbana Community Dev. Auth. 5.95%, 7/1/30	3,000	2,800
Gaithersburg, Asbury Obligated Group, 5.125%, 1/1/26	2,725	2,530

Gaithersburg, Asbury Obligated Group, 5.125%, 1/1/36	10,000	8,663
Gaithersburg Economic Dev., 6.00%, 1/1/15, Acquisition Date: 11/30/09, Acquisition Cost $5,250 (6)	5,250	5,442
Gaithersburg Hosp., 6.50%, 9/1/12 (2)(11)	2,815	3,013
Harford County, GO, 5.00%, 7/15/23	1,370	1,485
Harford County, GO, 5.00%, 7/15/24	1,750	1,888
Harford County, GO, 5.00%, 7/15/25	1,000	1,075
Harford County Economic Dev., Battelle Memorial Institute 5.25%, 4/1/34	8,185	8,213
Howard County, Consolidated Public Improvement, GO 4.50%, 4/15/29	5,145	5,430
Howard County, Consolidated Public Improvement 5.00%, 8/15/17 (Prerefunded 2/15/14) (1)	250	284
Howard County, GO, COP, 8.15%, 2/15/20	440	593
Howard County, Metropolitan Dist., GO, 4.50%, 4/15/29	1,875	1,979
Howard County, Patuxent Square Apartments 4.75%, 10/1/36 (Tender 4/1/29) (7)	2,500	2,399
Howard County, Public Improvement, GO, 4.75%, 4/15/28	4,810	5,246
Howard County, Vantage House, 5.00%, 4/1/16	840	802
Howard County, Vantage House, 5.25%, 4/1/27	3,200	2,648
Hyattsville, Univ. Town Center, 5.00%, 7/1/17	1,602	1,540
Hyattsville, Univ. Town Center, 5.60%, 7/1/24	2,024	1,879
Hyattsville, Univ. Town Center, 5.75%, 7/1/34	3,650	3,222
Maryland, GO, 5.00%, 7/15/23	6,830	7,750
Maryland, State & Local Fac., GO, 5.00%, 8/1/18 (Prerefunded 8/1/13) (1)	1,425	1,603
Maryland, State & Local Fac., 5.00%, 8/1/19 (Prerefunded 8/1/15) (1)	5,000	5,830
Maryland, State & Local Fac., GO, 5.00%, 8/1/22 (8)	10,000	11,288
Maryland CDA, 5.10%, 9/1/37 (7)	4,500	4,533
Maryland CDA, Kirkwood House Apartments, VRDN 0.26%, 12/1/38	2,200	2,200

Maryland CDA, Multi-Family, 5.00%, 7/1/36 (7)	4,280	4,246
Maryland CDA, Multi-Family, 5.45%, 7/1/43 (7)	6,000	6,020
Maryland CDA, Multi-Family, 5.70%, 7/1/17 (7)	2,730	2,733
Maryland CDA, Multi-Family, 5.85%, 7/1/27 (7)	7,000	7,005
Maryland CDA, Multi-Family, 5.875%, 7/1/16	1,430	1,432
Maryland CDA, Multi-Family, 6.20%, 7/1/23 (7)	2,120	2,123
Maryland CDA, Multi-Family, VRDN, 0.28%, 11/1/38	1,650	1,650
Maryland CDA, Residential, 4.625%, 9/1/27 (7)	8,000	7,846
Maryland CDA, Residential, 4.70%, 9/1/34	8,325	8,422
Maryland CDA, Residential, 4.70%, 9/1/37 (7)	10,610	10,081
Maryland CDA, Residential, 4.75%, 9/1/25 (7)	7,520	7,551
Maryland CDA, Residential, 4.75%, 9/1/27 (7)	2,000	1,991
Maryland CDA, Residential, 4.75%, 9/1/29	2,775	2,817
Maryland CDA, Residential, 4.80%, 9/1/21 (7)	1,000	1,009
Maryland CDA, Residential, 4.85%, 9/1/26 (7)	10,000	10,058
Maryland CDA, Residential, 4.90%, 9/1/26 (7)	4,970	5,002
Maryland CDA, Residential, 4.90%, 3/1/29 (7)	4,905	4,914
Maryland CDA, Residential, 4.90%, 9/1/31 (7)	12,500	12,586
Maryland CDA, Residential, 4.90%, 9/1/36 (7)	6,345	6,204
Maryland CDA, Residential, 4.95%, 9/1/22 (7)	1,820	1,854
Maryland CDA, Residential, 4.95%, 9/1/38 (7)	9,940	9,983
Maryland CDA, Residential, 5.00%, 9/1/25	1,590	1,688
Maryland CDA, Residential, 5.00%, 9/1/29 (7)	2,175	2,244
Maryland CDA, Residential, 5.00%, 9/1/34	620	632
Maryland CDA, Residential, 5.05%, 9/1/39	4,625	4,719
Maryland CDA, Residential, 5.125%, 9/1/28	900	936
Maryland CDA, Residential, 5.20%, 3/1/48 (7)	2,020	2,032
Maryland CDA, Residential, 5.25%, 9/1/19 (7)	545	548
Maryland CDA, Residential, 5.375%, 9/1/22 (7)	1,215	1,217

Maryland CDA, Residential, 5.375%, 9/1/39	9,905	10,392
Maryland CDA, Residential, 5.50%, 9/1/31 (7)	2,670	2,798
Maryland CDA, Residential, 5.50%, 9/1/39 (7)	28,630	29,275
Maryland CDA, Residential, 5.65%, 9/1/48	8,380	8,702
Maryland CDA, Residential, 5.75%, 3/1/41 (7)	7,945	8,466
Maryland DOT, 5.00%, 5/1/16	3,500	3,888
Maryland DOT, 5.00%, 9/1/22	625	710
Maryland DOT, 5.00%, 2/15/23	7,955	8,914
Maryland DOT, 5.50%, 2/1/17	75	90
Maryland Economic Dev. Corp., Aviation Administration 5.375%, 6/1/20 (7)(11)	5,040	5,207
Maryland Economic Dev. Corp., Aviation Administration 5.375%, 6/1/21 (7)(11)	9,540	9,819
Maryland Economic Dev. Corp., Aviation Administration 5.50%, 6/1/17 (7)(11)	5,870	6,189
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt 5.00%, 12/1/16	2,000	1,623
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt 5.00%, 12/1/16	810	657
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt - A 5.00%, 12/1/31	5,900	4,293
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt - B 5.25%, 12/1/31	2,500	1,885
Maryland Economic Dev. Corp., Golf Course, 8.25%, 6/1/28 (Prerefunded 6/1/11) (1)	3,660	3,938
Maryland Economic Dev. Corp., Howard Hughes Medical VRDN, 0.24%, 5/15/43	3,000	3,000
Maryland Economic Dev. Corp., Morgan State Univ. Student Housing, 5.10%, 7/1/11	15	15
Maryland Economic Dev. Corp., Morgan State Univ. Student Housing, 6.00%, 7/1/22	4,660	4,608
Maryland Economic Dev. Corp., Morgan State Univ. Student Housing, 6.00%, 7/1/34	9,620	8,809

Maryland Economic Dev. Corp., Ports America Chesapeake 5.375%, 6/1/25	2,500	2,544
Maryland Economic Dev. Corp., Ports America Chesapeake 5.375%, 6/1/25	5,500	5,596
Maryland Economic Dev. Corp., Ports America Chesapeake 5.75%, 6/1/35	5,700	5,817
Maryland Economic Dev. Corp., Potomac Electric Power, PCR 6.20%, 9/1/22	12,150	13,905
Maryland Economic Dev. Corp., Towson Univ. Student Housing 5.00%, 7/1/39	425	375
Maryland Economic Dev. Corp., Towson Univ. Student Housing 5.25%, 7/1/30	2,000	1,907
Maryland Economic Dev. Corp., Towson Univ. Student Housing 5.25%, 7/1/37	2,225	2,050
Maryland Economic Dev. Corp., Towson Univ., Student Housing 5.25%, 7/1/24	575	569
Maryland Economic Dev. Corp., UMBC Student Housing 5.00%, 7/1/30 (5)	3,000	2,730
Maryland Economic Dev. Corp., UMBC Student Housing 5.00%, 7/1/35 (5)	1,000	882
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 5.00%, 6/1/20 (9)	200	202
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 5.00%, 6/1/21 (9)	2,000	2,013
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 5.00%, 6/1/23 (9)	1,440	1,442
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 5.00%, 6/1/28 (9)	5,280	5,139
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 5.50%, 6/1/27	3,295	3,368
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 5.875%, 6/1/43	2,500	2,521
Maryland Economic Dev. Corp., Univ. Village at Sheppard Pratt 5.875%, 7/1/21 (10)	320	301
Maryland Economic Dev. Corp., Univ. Village at Sheppard Pratt 6.00%, 7/1/33 (10)	4,000	3,471

Maryland HHEFA, VRDN, 0.28%, 4/1/35	175	175
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/16	1,015	1,039
Maryland HHEFA, Adventist Healthcare, 5.75%, 1/1/15	700	738
Maryland HHEFA, Adventist Healthcare, 5.75%, 1/1/25	6,100	6,174
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/28	6,815	6,869
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/40	2,100	2,084
Maryland HHEFA, Anne Arundel Health, 6.75%, 7/1/29	4,470	5,145
Maryland HHEFA, Anne Arundel Health, 6.75%, 7/1/39	10,925	12,367
Maryland HHEFA, Anne Arunel Health, 5.00%, 7/1/32	4,655	4,668
Maryland HHEFA, Board of Child Care, 5.375%, 7/1/32	1,510	1,523
Maryland HHEFA, Board of Child Care, 5.625%, 7/1/20	1,000	1,028
Maryland HHEFA, Board of Child Care, 5.625%, 7/1/22	500	513
Maryland HHEFA, Calvert Memorial Hosp., 5.50%, 7/1/36	8,325	8,526
Maryland HHEFA, Calvert Memorial Hosp., 5.50%, 7/1/39	1,200	1,227
Maryland HHEFA, Carnegie Institution of Washington 4.25%, 7/1/37	2,435	2,419
Maryland HHEFA, Carnegie Institution of Washington 4.50%, 7/1/40	14,495	14,553
Maryland HHEFA, Carroll Hosp. Center, 5.00%, 7/1/40	6,000	5,809
Maryland HHEFA, Carroll Hosp. Center, 5.80%, 7/1/32	5,055	5,136
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/16	670	705
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/17	800	837
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/18	500	521
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/20	500	518
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/21	1,750	1,808
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/26	4,740	4,853
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/37	14,750	15,021
Maryland HHEFA, Catholic Health, 6.00%, 12/1/20 (Prerefunded 6/1/10) (1)	2,565	2,592
Maryland HHEFA, Catholic Health, 6.00%, 12/1/20	835	845

Maryland HHEFA, Catholic Health, 6.00%, 12/1/24 (2)	1,000	1,010
Maryland HHEFA, Charlestown Community, VRDN 0.27%, 1/1/28	100	100
Maryland HHEFA, Collington Episcopal, 6.75% 4/1/23 (Prerefunded 4/1/11) (1)	5,800	6,163
Maryland HHEFA, Doctors Community Hosp., 4.00%, 7/1/13	1,390	1,400
Maryland HHEFA, Doctors Community Hosp., 5.00%, 7/1/20	4,880	4,891
Maryland HHEFA, Doctors Community Hosp., 5.00%, 7/1/27	15,895	14,904
Maryland HHEFA, Doctors Community Hosp., 5.00%, 7/1/29	5,000	4,662
Maryland HHEFA, Doctors Community Hospital, 5.75%, 7/1/38	5,000	4,805
Maryland HHEFA, Edenwald General German Aged People's Home, 5.20%, 1/1/24	625	606
Maryland HHEFA, Edenwald General German Aged People's Home, 5.40%, 1/1/31	2,250	2,112
Maryland HHEFA, Edenwald General German Aged People's Home, 5.40%, 1/1/37	3,650	3,307
Maryland HHEFA, Frederick Memorial Hosp. 5.125%, 7/1/35	3,440	3,234
Maryland HHEFA, Frederick Memorial Hosp. 5.25%, 7/1/13 (2)(4)	1,395	1,458
Maryland HHEFA, Good Samaritan Hosp., 5.75%, 7/1/13 (2)(3)	1,520	1,630
Maryland HHEFA, Good Samaritan Hosp., 5.75%, 7/1/13 (2)	2,480	2,659
Maryland HHEFA, Goucher College, 5.00%, 7/1/16	540	574
Maryland HHEFA, Goucher College, 5.125%, 7/1/34	6,200	6,219
Maryland HHEFA, Goucher College, 5.375%, 7/1/25	800	824
Maryland HHEFA, Helix Health, 5.00%, 7/1/27 (2)(3)	9,190	10,581
Maryland HHEFA, Howard County General, 5.50%, 7/1/21 (2)	5,000	5,174
Maryland HHEFA, Ingleside at King Farm, 5.00%, 1/1/17	5,565	5,234
Maryland HHEFA, Ingleside at King Farm Presbyterian Retirement Community, 5.30%, 1/1/37	1,000	717
Maryland HHEFA, John's Hopkins Health, 5.00%, 5/15/37	1,260	1,277
Maryland HHEFA, Johns Hopkins Health, TECP, 0.45%, 6/7/10	1,900	1,900

Maryland HHEFA, Johns Hopkins Health, TECP, 0.45%, 6/8/10	10,400	10,400
Maryland HHEFA, Johns Hopkins Health, TECP, 0.45%, 6/8/10	2,000	2,000
Maryland HHEFA, Johns Hopkins Health, TECP, 0.45%, 6/18/10	5,000	5,000
Maryland HHEFA, Johns Hopkins Health, Zero Coupon 0.01%, 7/1/19	9,630	6,498
Maryland HHEFA, Johns Hopkins Hosp., 5.50%, 5/15/38 (Prerefunded 5/15/14) (1)	10,590	12,285
Maryland HHEFA, Johns Hopkins Medical Institute Parking Fac. 5.375%, 7/1/20 (3)	5,550	5,555
Maryland HHEFA, Johns Hopkins Medical Institute Parking Fac. 5.50%, 7/1/26 (3)	3,320	3,321
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 7/1/32	1,740	1,799
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 5/15/35	6,475	6,722
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 7/1/38	7,550	7,803
Maryland HHEFA, Johns Hopkins Univ., 5.25%, 7/1/38	22,170	23,957
Maryland HHEFA, Kaiser Permanente, 5.375%, 7/1/15	2,365	2,393
Maryland HHEFA, Kennedy Krieger Institute, 5.50%, 7/1/33	6,000	5,832
Maryland HHEFA, Lifebridge Health, 5.25%, 7/1/20 (Prerefunded 7/1/14) (1)	625	718
Maryland HHEFA, Loyola College, 5.00%, 10/1/40	5,000	5,075
Maryland HHEFA, Loyola College, 5.125%, 10/1/45	17,550	17,856
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/21	705	727
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/24	2,095	2,117
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/27	1,435	1,430
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/35	1,000	948
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/36	2,000	1,889
Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/40	6,910	6,463

Maryland HHEFA, Maryland Institute College of Art 5.00%, 6/1/42	8,260	7,683
Maryland HHEFA, Maryland Institute College of Art 5.50%, 6/1/32 (Prerefunded 6/1/11) (1)	6,385	6,704
Maryland HHEFA, Maryland Institute College of Art 5.625%, 6/1/36 (Prerefunded 6/1/11) (1)	3,570	3,753
Maryland HHEFA, Medstar Health, 4.75%, 5/15/42	2,510	2,284
Maryland HHEFA, Medstar Health, 5.25%, 8/15/12 (11)	500	501
Maryland HHEFA, Medstar Health, 5.25%, 8/15/38 (3)	10,000	10,147
Maryland HHEFA, MedStar Health, 5.25%, 5/15/46	7,040	7,082
Maryland HHEFA, Medstar Health, 5.375%, 8/15/24	2,500	2,566
Maryland HHEFA, Medstar Health, 5.50%, 8/15/33	19,135	19,428
Maryland HHEFA, Mercy Medical Center, 5.50%, 7/1/42	23,665	22,835
Maryland HHEFA, Mercy Medical Center, 5.625%, 7/1/31	22,290	22,297
Maryland HHEFA, Mercy Medical Center, 6.50%, 7/1/13 (11)	1,530	1,653
Maryland HHEFA, Mercy Ridge, 4.50%, 7/1/15	275	290
Maryland HHEFA, Mercy Ridge, 4.50%, 7/1/35	1,000	856
Maryland HHEFA, Mercy Ridge, 6.00%, 4/1/28 (Prerefunded 4/1/13) (1)	1,775	2,036
Maryland HHEFA, Mercy Ridge, 6.00%, 4/1/35 (Prerefunded 4/1/13) (1)	3,660	4,199
Maryland HHEFA, North Arundel Hosp., 6.50%, 7/1/26 (Prerefunded 7/1/10) (1)	1,700	1,727
Maryland HHEFA, North Arundel Hosp., 6.50%, 7/1/31 (Prerefunded 7/1/10) (1)	4,420	4,489
Maryland HHEFA, Patterson Park Public Charter School 5.75%, 7/1/30	1,000	1,008
Maryland HHEFA, Patterson Park Public Charter School 6.00%, 7/1/40	1,500	1,516
Maryland HHEFA, Patterson Park Public School, 6.125%, 7/1/45	2,125	2,151
Maryland HHEFA, Sheppard & Enoch Pratt Foundation 5.25%, 7/1/35	10,000	10,028
Maryland HHEFA, Union Hosp. of Cecil County, 5.00%, 7/1/35	4,200	4,188

Maryland HHEFA, Union Hosp. of Cecil County, 5.00%, 7/1/40	10,595	10,481
Maryland HHEFA, Univ. of Maryland Medical, 4.75%, 7/1/23	1,000	1,012
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/12	500	537
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/18	1,000	1,078
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/29	6,315	6,402
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/31 (3)	925	955
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/34	11,400	11,482
Maryland HHEFA, Univ. of Maryland Medical, 5.00%, 7/1/36	1,375	1,344
Maryland HHEFA, Univ. of Maryland Medical, 5.25%, 7/1/21	2,925	3,125
Maryland HHEFA, Univ. of Maryland Medical, 5.25%, 7/1/34 (Prerefunded 7/1/11) (1)	2,055	2,162
Maryland HHEFA, Univ. of Maryland Medical, 5.50%, 7/1/24 (3)	8,675	9,349
Maryland HHEFA, Univ. of Maryland Medical, 6.00%, 7/1/22 (Prerefunded 7/1/12) (1)	3,000	3,325
Maryland HHEFA, Univ. of Maryland Medical, 6.00%, 7/1/32 (Prerefunded 7/1/12) (1)	8,170	9,055
Maryland HHEFA, Univ. of Maryland Medical, 6.625%, 7/1/20 (Prerefunded 7/1/10) (1)	5,470	5,554
Maryland HHEFA, Univ. of Maryland Medical, 6.75%, 7/1/30 (Prerefunded 7/1/10) (1)	15,035	15,273
Maryland HHEFA, Univ. of Maryland Medical, 7.00%, 7/1/22 (4)	2,090	2,450
Maryland HHEFA, Unv. of Maryland Medical, 5.125%, 7/1/39	5,135	5,207
Maryland HHEFA, Upper Chesapeake Health, 5.50%, 1/1/28	10,525	10,887
Maryland HHEFA, Upper Chesapeake Health, 6.00%, 1/1/38	5,000	5,254
Maryland HHEFA, Upper Chesapeake Hosp., VRDN, 0.27%, 1/1/43	1,500	1,500
Maryland HHEFA, Washington County Health, 5.75%, 1/1/33	8,475	8,506
Maryland HHEFA, Washington County Health, 5.75%, 1/1/38	4,110	4,110
Maryland HHEFA, Washington County Health, 6.00%, 1/1/28	1,315	1,359
Maryland HHEFA, Washington County Health, 6.00%, 1/1/43	10,355	10,467
Maryland HHEFA, Western Maryland Health, 5.00%, 1/1/14 (12)	3,400	3,700

Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/20	2,905	3,049
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/25	1,905	1,942
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/26	1,905	1,934
Maryland Ind. Dev. Fin. Auth., Bon Secours Health 5.929%, 8/26/22 (11)	13,900	15,223
Maryland Ind. Dev. Fin. Auth., National Aquarium in Baltimore 5.50%, 11/1/17	1,430	1,509
Maryland Ind. Dev. Fin. Auth., National Aquarium in Baltimore VRDN, 0.27%, 11/1/26	2,650	2,650
Maryland Ind. Dev. Fin. Auth., Our Lady of Good Counsel High School, 5.50%, 5/1/20	2,180	2,155
Maryland Ind. Dev. Fin. Auth., Our Lady of Good Counsel High School, 6.00%, 5/1/35	2,900	2,777
Maryland Ind. Dev. Fin. Auth., IDRB, Synagro/Baltimore Waste Water 5.50%, 12/1/15 (7)	1,000	1,022
Maryland Ind. Dev. Fin. Auth., IDRB, Synagro, Baltimore Wastewater, 5.00%, 12/1/10 (7)	355	356
Maryland Ind. Dev. Fin. Auth., IDRB, Synagro/Baltimore Wastewater, 5.375%, 12/1/14 (7)	1,000	1,026
Maryland Ind. Dev. Fin. Auth., IDRB, Synagro/Baltimore Wastewater, 5.25%, 12/1/12 (7)	1,100	1,112
Maryland Ind. Dev. Fin. Auth., IDRB, Synagro/Baltimore Wastewater, 5.25%, 12/1/13 (7)	1,000	1,014
Maryland Ind. Dev. Fin. Auth., IDRB, Synagro/Baltimore Wastewater, 5.625%, 12/1/16 (7)	1,195	1,221
Maryland Transportation Auth., 4.50%, 7/1/41 (11)	7,100	7,100
Maryland Transportation Auth., 5.00%, 7/1/20 (11)	5,000	5,662
Maryland Transportation Auth., 5.00%, 7/3/23	1,010	1,146
Maryland Transportation Auth., 5.00%, 7/1/27 (11)	10,535	11,423
Maryland Transportation Auth., 5.00%, 7/1/28	17,655	19,221
Maryland Transportation Auth., 5.00%, 7/1/29 (11)	1,735	1,814
Maryland Transportation Auth., 5.00%, 7/1/34 (11)	18,130	19,320
Maryland Transportation Auth., 5.00%, 7/1/38 (11)	5,205	5,517

Maryland Transportation Auth., 5.25%, 3/1/21 (3)	4,735	4,980
Maryland Transportation Auth., 6.80%, 7/1/16 (2)	14,295	16,612
Maryland Transportation Auth., Baltimore-Washington Int'l Airport, 5.25%, 3/1/13 (3)(7)	7,180	7,558
Maryland Transportation Auth., Baltimore-Washington Int'l Airport, 5.25%, 3/1/20 (3)	4,500	4,806
Maryland Transportation Auth., Baltimore-Washington Int'l Airport, 5.25%, 3/1/27 (3)(7)	10,000	9,911
Maryland Transportation Auth., Baltimore-Washington Int'l Airport, 5.50%, 3/1/16 (3)(7)	8,540	8,902
Maryland Transportation Auth., Baltimore-Washington Int'l Airport, 5.50%, 3/1/19 (3)(7)	8,170	8,423
Montgomery County, GO, 5.00%, 2/1/19 (Prerefunded 2/1/11) (1)	5,000	5,208
Montgomery County, 5.00%, 5/1/21 (Prerefunded 5/1/17) (1)	4,500	5,265
Montgomery County, 5.25%, 10/1/19	5,710	5,959
Montgomery County, Consolidated Public Improvement 5.00%, 2/1/18 (Prerefunded 2/1/12) (1)	1,000	1,083
Montgomery County, Consolidated Public Improvement GO, 5.00%, 6/1/24	5,750	6,223
Montgomery County, Consolidated Public Improvement GO, 5.00%, 5/1/27	11,565	12,705
Montgomery County, Economic Dev., Trinity Health 5.50%, 12/1/16	3,650	3,897
Montgomery County, George Meany Center for Labor Studies VRDN, 0.30%, 5/1/31	1,035	1,035
Montgomery County, GO, TECP, 0.35%, 6/16/10	1,000	1,000
Montgomery County, GO, TECP, 0.40%, 8/19/10	2,000	2,000
Montgomery County, GO, VRDN, 0.38%, 6/1/26	5,600	5,600
Montgomery County, Public Improvement, GO, 5.00%, 7/1/18	3,395	3,805
Montgomery County, Public Improvement, GO, 5.00%, 5/1/25	9,450	10,486
Montgomery County, Public Improvement, GO, VRDN 0.30%, 6/1/26	2,350	2,350

Montgomery County Housing Opportunities Commission Multi-Family, 4.70%, 7/1/37 (7)	3,000	2,834
Montgomery County Housing Opportunities Commission Multi-Family, 6.10%, 7/1/30	4,620	4,625
Montgomery County Housing Opportunities Commission Single Family, 4.70%, 7/1/37 (7)	3,545	3,349
Montgomery County Housing Opportunities Commission, Single Family, 4.75%, 7/1/32 (7)	3,750	3,642
Montgomery County Housing Opportunities Commission, Single Family, 4.90%, 7/1/22 (7)	1,825	1,864
Montgomery County Housing Opportunities Commission, Single Family, 5.00%, 7/1/36 (7)	2,370	2,380
Morgan State Univ., 6.05%, 7/1/15 (12)	1,525	1,706
Northeast Maryland Waste Disposal Auth., Montgomery County 5.50%, 4/1/16 (3)(7)	16,000	16,848
Northeast Maryland Waste Disposal Auth., IDRB, Baltimore Resco, Waste Management, 4.75%, 1/1/12 (7)	1,665	1,668
Northeast Waste Disposal Auth., IDRB, Waste Management 5.00%, 1/1/12 (7)	6,545	6,557
Prince George's County, 5.25%, 12/1/18 (Prerefunded 12/1/11) (1)(4)	790	854
Prince George's County, 5.25%, 12/1/19 (Prerefunded 12/1/11) (1)(4)	2,720	2,941
Prince George's County, Consolidated Public Improvement GO, 5.00%, 7/15/27	3,805	4,150
Prince George's County, Consolidated Public Improvement GO, 5.25%, 10/1/16 (Prerefunded 10/1/10) (1)	1,850	1,899
Prince George's County, Consolidated Public Improvement GO, 5.25%, 10/1/16 (Prerefunded 10/1/10) (1)	150	154
Prince George's County, GO, 5.00%, 7/15/24	7,065	7,831
Prince George's County, GO, 5.00%, 7/15/25	5,810	6,409
Prince George's County, GO, 5.00%, 7/15/26	5,575	6,110
Prince George's County, National Harbor, 4.70%, 7/1/15	1,640	1,634
Prince George's County, National Harbor, 5.20%, 7/1/34	6,100	5,279

Rockville, GO, 4.25%, 6/1/24	400	425
Rockville, GO, 4.375%, 6/1/25	480	512
Rockville, GO, 4.375%, 6/1/27	480	505
Rockville, GO, 4.50%, 6/1/28	145	153
Saint Mary's County, Hosp., GO, 5.00%, 10/1/19	1,055	1,152
Univ. System of Maryland, Auxiliary Fac. & Tuition 5.00%, 4/1/18	730	820
Univ. System of Maryland, Auxiliary Fac. & Tuition 5.00%, 4/1/19	5,110	5,697
Univ. System of Maryland, Auxiliary Fac. & Tuition 5.00%, 4/1/19 (Prerefunded 4/1/11) (1)	3,080	3,201
Univ. System of Maryland, Auxiliary Fac. & Tuition 5.00%, 4/1/20 (Prerefunded 4/1/11) (1)	5,330	5,540
Univ. System of Maryland, Auxiliary Fac. & Tuition 5.00%, 4/1/21 (Prerefunded 4/1/11) (1)	5,000	5,197
Univ. System of Maryland, Auxiliary Fac. & Tuition 5.00%, 10/1/23	2,110	2,322
Univ. System of Maryland, Auxiliary Fac. & Tuition 5.00%, 10/1/24	5,485	6,003
Univ. System of Maryland, Auxiliary Fac. & Tuition 5.00%, 10/1/25	5,550	6,049
Univ. System of Maryland, Auxiliary Fac. & Tuition 5.00%, 10/1/26	6,135	6,647
Washington Suburban Sanitary Dist., GO, 4.70% 6/1/18 (Prerefunded 6/1/11) (1)	1,000	1,044
Washington Suburban Sanitary Dist., GO, 4.75%, 6/1/28	6,305	6,828
Washington Suburban Sanitary Dist., 5.00%, 6/1/21 (Prerefunded 6/1/15) (1)	5,630	6,546
Washington Suburban Sanitary Dist., GO, 5.00%, 6/1/25 (Prerefunded 6/1/15) (1)	520	605
Westminster, Carroll Lutheran Village, 6.25%, 5/1/34	7,500	6,634
		1,603,016

DISTRICT OF COLUMBIA 1.6%		
Washington Metropolitan Area Transit Auth., 5.00%, 1/1/13 (12)	105	115
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/18	3,475	3,978
Washington Metropolitan Area Transit Auth., 5.125%, 7/1/32	1,250	1,335
Washington Metropolitan Area Transit Auth., 5.25%, 7/1/22	2,000	2,276
Washington Metropolitan Area Transit Auth., 5.25%, 7/1/23	5,000	5,651
Washington Metropolitan Area Transit Auth., 5.25%, 7/1/25	4,990	5,546
Washington Metropolitan Area Transit Auth., 5.25%, 7/1/28	7,500	8,208
Washington Metropolitan Area Transit Auth., 5.25%, 7/1/29	2,000	2,178
		29,287
VIRGIN ISLANDS 0.6%		
Virgin Islands PFA, 5.00%, 10/1/25	4,500	4,584
Virgin Islands PFA, Diageo, 6.75%, 10/1/37	1,500	1,670
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (7)	2,100	2,115
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (7)	1,000	1,010
Virgin Islands Water & Power Auth., 5.00%, 7/1/31	1,375	1,378
		10,757
GUAM 0.3%		
Guam Gov't. Waterworks Auth., 5.875%, 7/1/35	5,000	5,040
		5,040
Total Municipal Securities (Cost $1,723,213)		1,787,557
Total Investments in Securities		
98.4% of Net Assets (Cost $1,723,213)		**$ 1,787,557**

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Prerefunded date is used in determining portfolio maturity.

(2) Escrowed to maturity

(3) Insured by AMBAC Assurance Corp.

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Maryland Tax-Free Bond Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncement
On March 1, 2010, the fund adopted new accounting guidance that requires enhanced disclosures about fair value measurements in the financial statements. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Values in the accompanying Portfolio of Investments are as of May 28, 2010, the last business day in the fund’s fiscal year ended May 31, 2010. Some foreign markets were open between May 28 and the close of the reporting period on May 31, but any differences in investment values and foreign exchange rates subsequent to May 28 through May 31 were immaterial to the fund's portfolio of investments.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. On May 31, 2010, all of the fund’s investments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges.

Counterparty risk related to exchange-traded derivatives, including futures and options contracts, is minimal because the exchange’s clearinghouse provides protection against defaults. Additionally, for exchange-traded derivatives, each broker in its sole discretion may change margin requirements applicable to the fund.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; and/or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract value (initial margin deposit); the margin deposit must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contracts are closed. For a futures contract, the value included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, and/or currency values, and potential losses in excess of the fund’s initial investment.

NOTE 4 - FEDERAL INCOME TAXES

At May 31, 2010, the cost of investments for federal income tax purposes was $1,721,123,000. Net unrealized gain aggregated $66,541,000 at period-end, of which $83,018,000 related to appreciated investments and $16,477,000 related to depreciated investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
MUNICIPAL SECURITIES 98.6%		
VIRGINIA 81.6%		
Albemarle County Economic Dev. Auth., Martha Jefferson Hosp. VRDN, 0.29%, 10/1/48	995	995
Albemarle County IDA, Martha Jefferson Hosp., 5.25%, 10/1/17	2,430	2,564
Albemarle County IDA, Martha Jefferson Hosp., 5.25%, 10/1/35	1,000	1,002
Alexandria, Public Improvement, GO 4.50%, 6/15/13	150	157
Alexandria, GO, 5.00%, 6/15/22	1,915	2,124
Alexandria, GO, 5.00%, 6/15/23	2,915	3,217
Alexandria IDA, Episcopal High School, 4.75%, 1/1/36	1,450	1,453
Alexandria IDA, Episcopal High School, 5.00%, 1/1/29	3,690	3,798
Alexandria IDA, Episcopal High School, 5.00%, 1/1/33	4,000	4,074
Alexandria IDA, Episcopal High School, 5.00%, 1/1/40	2,920	2,969
Arlington County, GO, 5.00%, 5/15/25	4,355	4,704
Arlington County, Public Improvement, 5.00%, 2/1/21 (Prerefunded 2/1/12) (1)	1,415	1,518
Arlington County IDA, 5.50%, 7/1/15 (Prerefunded 7/1/11) (1)	1,465	1,559
Arlington County IDA, 5.50%, 7/1/16 (Prerefunded 7/1/11) (1)	4,555	4,848
Arlington County IDA, 5.50%, 7/1/17 (Prerefunded 7/1/11) (1)	820	873
Arlington County IDA, 5.50%, 7/1/18 (Prerefunded 7/1/11) (1)	1,000	1,064
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/31	7,540	7,659
Bedford County Economic Dev. Auth., 5.25%, 5/1/31 (2)	2,500	2,598
Bedford County IDA, Georgia-Pacific, Nekoosa 5.60%, 12/1/25 (3)	2,500	2,338
Bedford County IDA, Georgia-Pacific Nekoosa, 6.55%, 12/1/25 (3)	1,500	1,503
Bristol, Utility, 5.25%, 7/15/26 (2)	3,275	3,294
Bristol, Utility, 5.75%, 7/15/13 (4)(5)	1,045	1,198
Charles City County IDA, IDRB, Waste Management 6.25%, 4/1/27 (Tender 4/1/12) (3)	750	795
Chesapeake Bay Bridge & Tunnel Dist., 5.50%, 7/1/25 (2)	6,235	6,713

Chesapeake Toll Road, 5.625%, 7/15/19	1,100	1,113
Chesapeake Toll Road, 5.625%, 7/15/32	1,500	1,503
Chesterfield County, Public Improvement, GO 5.00%, 1/1/25 (6)	3,750	4,178
Chesterfield County Economic Dev. Auth., PCR Virginia Electric & Power, 5.00%, 5/1/23	4,930	5,297
Chesterfield County IDA, Virginia Electric & Power, Series A 5.875%, 6/1/17	1,500	1,546
Chesterfield County IDA, Virginia Electric & Power, Series B 5.875%, 6/1/17	500	515
Fairfax, GO, 5.00%, 1/15/30	2,000	2,106
Fairfax County, 6.10%, 4/15/32 (Prerefunded 4/15/12) (1)	3,055	3,418
Fairfax County, GO, 4.75%, 6/1/23	6,825	7,130
Fairfax County Economic Dev. Auth., Goodwin House 5.125%, 10/1/37	4,000	3,882
Fairfax County Economic Dev. Auth., Joint Public Use 5.00%, 5/15/25	6,100	6,491
Fairfax County Economic Dev. Auth., National Wildlife Federation, 5.25%, 9/1/17 (2)	2,000	2,021
Fairfax County Economic Dev. Auth., Route 28, 4.50%, 4/1/36	6,550	6,571
Fairfax County Economic Dev. Auth., Route 28, 4.50%, 4/1/37	1,895	1,899
Fairfax County IDA, Inova Health, 5.00%, 5/15/25	2,750	2,909
Fairfax County IDA, Inova Health, 5.50%, 5/15/29	6,250	6,507
Fairfax County IDA, Inova Health, 5.50%, 5/15/35	8,025	8,508
Fairfax County Redev. & Housing Auth., 5.00%, 10/1/39	4,290	4,570
Fairfax County Water Auth., 5.80%, 1/1/16 (4)	4,235	4,689
Fauquier County IDA, Fauquier Hosp., 5.00%, 10/1/27	400	392
Fauquier County IDA, Fauquier Hosp., Series A, 5.25%, 10/1/37	1,000	1,002
Fauquier County IDA, Fauquier Hosp., Series B, 5.25%, 10/1/37	2,570	2,576
Fredericksburg Economic Dev. Auth., Medicorp Health 5.25%, 6/15/21	2,345	2,539

Fredericksburg Economic Dev. Auth., Medicorp Health 5.25%, 6/15/23	2,600	2,809
Fredericksburg IDA, Medicorp Health, 5.125%, 6/15/33	2,300	2,303
Fredericksburg IDA, Medicorp Health, 5.25%, 6/15/27	4,250	4,305
Giles County IDA, PCR, Hoechst Celanese, 5.95%, 12/1/25 (3)	1,610	1,487
Giles County IDA, PCR, Hoechst Celanese, 6.625%, 12/1/22 (3)	1,485	1,469
Greater Richmond Convention Center, 5.00%, 6/15/24 (2)	2,000	2,065
Greater Richmond Convention Center, Hotel Tax 5.00%, 6/15/23 (2)	2,000	2,076
Halifax County IDA, Old Dominion Electric Cooperative 5.625%, 6/1/28 (3)(7)	2,955	3,063
Halifax County IDA, Regional Long-Term Care, 5.625%, 7/1/12	685	685
Hampton Roads Sanitation Dist., Waste Water, 5.00%, 4/1/26	3,000	3,317
Hampton Roads Sanitation Dist., Waste Water, 5.00%, 4/1/28	6,000	6,561
Hanover County IDA, Bon Secours Health, 6.375%, 8/15/18 (2)	1,000	1,115
Hanover County IDA, Bon Secours Health, 6.50%, 8/15/10 (2)	1,300	1,314
Henrico County, Public Improvement, 5.00%, 12/1/25 (Prerefunded 12/1/18) (1)	1,250	1,407
Henrico County Economic Dev. Auth., Bon Secours Health 5.60%, 11/15/30	1,000	1,013
Henrico County Economic Dev. Auth., Bon Secours Health 5.60%, 11/15/30 (Prerefunded 11/15/12) (1)	180	201
Henrico County Economic Dev. Auth., United Methodist Homes 6.70%, 6/1/27	1,470	1,449
Henrico County Economic Dev. Auth., United Methodist Homes 6.70%, 6/1/27 (Prerefunded 6/1/12) (1)	530	590
Henrico County IDA, Bon Secours Health, 6.00%, 8/15/16 (2)	865	947
Henrico County IDA, Bon Secours Health, 6.25%, 8/15/20 (2)	1,750	1,969
Henrico County Water & Sewer, 4.75%, 5/1/27	4,535	4,948
Henrico County Water & Sewer, 5.00%, 5/1/36	5,000	5,251
Hopewell IDA, Smurfit-Stone Container Corp. 5.25%, 6/1/15 (8)	2,000	1,600

James City County, GO, 5.00%, 12/15/27	4,705	5,031
James City County Economic Dev. Auth., Windsormeade 5.40%, 7/1/27	1,500	967
James City County Economic Dev. Auth., Windsormeade 5.50%, 7/1/37	2,250	1,329
James City County IDA, Williamsburg Landing, 6.125%, 3/1/32	1,760	1,726
Lexington IDA, Kendal at Lexington, 5.50%, 1/1/37	2,300	1,865
Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/25	150	152
Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/30	2,395	2,408
Lexington IDA, V.M.I. Dev. Board, VRDN, 0.29%, 12/1/36	900	900
Loudoun County, 5.25%, 5/1/21 (Prerefunded 5/1/12) (1)	1,755	1,909
Loudoun County, GO, 5.00%, 5/1/23 (Prerefunded 5/1/14) (1)	2,230	2,535
Loudoun County IDA, Falcons Landing, 6.00%, 8/1/24	4,000	4,025
Loudoun County IDA, Loudoun Hosp., 6.10%, 6/1/32 (Prerefunded 6/1/12) (1)	1,250	1,390
Loudoun County Sanitation Auth., Water & Sewer 5.00%, 1/1/24 (2)	1,415	1,515
Loudoun County Sanitation Auth., Water & Sewer 5.00%, 1/1/29	1,355	1,424
Manassas Park Economic Dev. Auth., 5.00%, 7/15/20	640	639
Manassas Park Economic Dev. Auth., 6.00%, 7/15/35	1,850	1,853
Montgomery County IDA, GO, 5.00%, 2/1/29	1,000	1,055
New Port CDA, Special Assessment, 5.60%, 9/1/36	1,000	524
Newport News, GO, 5.00%, 3/1/21	2,000	2,237
Newport News, GO, 5.00%, 8/15/21 (Prerefunded 8/15/11) (1)	1,000	1,065
Newport News Economic Dev. Auth., GO, 5.25%, 1/15/21	1,335	1,482
Norfolk, Capital Improvement, GO, 5.00%, 4/1/28	9,000	9,667
Norfolk Airport Auth., 5.375%, 7/1/16 (9)	500	519
Norfolk Airport Auth., 5.375%, 7/1/16 (3)(9)	1,650	1,675
Norfolk Airport Auth., 5.375%, 7/1/17 (3)(9)	1,600	1,620
Norfolk Economic Dev. Auth., BBL ODU, 5.625%, 11/1/15 (3)	410	353

Norfolk Economic Dev. Auth., BBL ODU, 6.00%, 11/1/36 (3)	1,435	1,044
Norfolk Parking, 5.00%, 2/1/25 (2)	6,285	6,207
Orange County IDA, Public Fac., 5.00%, 2/1/25 (Prerefunded 2/1/12) (1)(7)	1,750	1,893
Peninsula Airport Commission, Newport News, GO 5.25%, 7/15/12 (3)	925	979
Peninsula Airport Commission, Newport News, GO 5.375%, 7/15/15 (3)	1,080	1,127
Peninsula Airport Commission, Newport News, GO 5.50%, 7/15/21 (3)	1,385	1,428
Peninsula Ports Auth., Baptist Homes, 5.25%, 12/1/21	1,000	672
Peninsula Ports Auth., Baptist Homes, 5.375%, 12/1/26	1,000	671
Peninsula Ports Auth., Baptist Homes, 5.40%, 12/1/33	1,000	671
Peninsula Ports Auth., Bon Secours Health, 5.25%, 8/15/17 (2)	1,925	1,927
Peninsula Town Center CDA, 6.45%, 9/1/37	750	730
Pittsylvania County, GO, 5.75%, 2/1/30	1,500	1,658
Portsmouth, GO, 5.25%, 7/15/21	1,300	1,495
Portsmouth, GO, 5.25%, 7/15/22	1,365	1,556
Portsmouth, GO, 5.25%, 7/15/24	525	590
Portsmouth, GO, 5.25%, 7/15/25	670	749
Powhatan County Economic Dev. Auth., 5.25%, 7/15/25 (7)	2,515	2,569
Prince William County, 5.25%, 12/1/16	500	538
Prince William County IDA, Potomac Hosp., 5.20%, 10/1/30	1,515	1,458
Prince William County IDA, Potomac Hosp., 5.50%, 10/1/20	1,120	1,158
Prince William County Service Auth., Water & Sewer 5.00%, 7/1/21	3,110	3,347
Prince William County Service Auth., Water & Sewer 5.00%, 7/1/32	3,450	3,614
Richmond, GO, 5.50%, 1/15/16 (5)	5,000	5,206
Richmond, GO, 5.50%, 1/15/18 (5)	1,000	1,040
Richmond, Public Utilities, 5.00%, 1/15/28	1,000	1,084

Richmond, Public Utilities, 5.00%, 1/15/35 (5)	4,000	4,142
Richmond, Public Utilities, 5.00%, 1/15/40	10,000	10,544
Richmond Metropolitan Auth., Series A, 5.25%, 7/15/22 (9)	5,610	6,193
Richmond Metropolitan Auth., Series B, 5.25%, 7/15/22 (9)	3,000	3,246
Roanoke IDA, Carilion Clinic, 5.50%, 7/1/20 (2)	1,975	2,043
Roanoke IDA, Carilion Clinic, 5.50%, 7/1/21 (2)	1,615	1,669
Roanoke IDA, Carilion Clinic, 5.75%, 7/1/13 (2)	2,375	2,573
Roanoke IDA, Carilion Clinic, 6.125%, 7/1/17 (2)(4)	7,205	8,590
Russell County IDA, PCR, Appalachian Power, 4.625%, 11/1/21	8,750	8,883
Southhampton County IDA, Public Fac., 5.00%, 4/1/25 (10)	4,000	4,110
Spotsylvania County Water & Sewer, 5.00%, 6/1/24 (5)	2,575	2,768
Spotsylvania County Water & Sewer, 5.00%, 6/1/25 (5)	1,385	1,512
Spotsylvania County Water & Sewer, 5.00%, 6/1/26 (5)	1,450	1,573
Spotsylvania County Water & Sewer, 5.00%, 6/1/35 (5)	5,000	5,161
Stafford County Economic Dev. Auth., Medicorp Health 5.25%, 6/15/24	1,000	1,031
Stafford County Economic Dev. Auth., Medicorp Health 5.25%, 6/15/37	5,000	5,002
Staunton, GO, 6.25%, 2/1/25 (Prerefunded 2/1/14) (1)(7)	1,000	1,192
Tobacco Settlement Fin. Corp., 5.625%, 6/1/37 (Prerefunded 6/1/15) (1)	1,000	1,177
Tobacco Settlement Fin. Corp., Tobacco Industry 5.00%, 6/1/47	6,025	4,000
Univ. of Virginia, 5.00%, 6/1/40	15,300	16,210
Upper Occoquan Sewage Auth., 4.50%, 7/1/29 (5)	5,000	5,100
Upper Occoquan Sewage Auth., 4.75%, 7/1/34	2,935	3,013
Upper Occoquan Sewage Auth., 5.00%, 7/1/41	10,135	10,647
Virginia, GO, 5.00%, 6/1/27	2,000	2,212
Virginia, GO, 5.00%, 6/1/30	320	350
Virginia Beach Water & Sewer, 5.00%, 10/1/21	1,910	2,058
Virginia College Building Auth., 21st Century, 4.75%, 2/1/27	6,810	7,223

Virginia College Building Auth., 21st Century, 4.75%, 2/1/29	2,050	2,159
Virginia College Building Auth., 21st Century, 5.00%, 2/1/26	1,860	2,054
Virginia College Building Auth., 21st Century, 5.00%, 2/1/29	3,000	3,259
Virginia College Building Auth., College & Equipment 5.50%, 2/1/13 (Prerefunded 2/1/12) (1)	1,000	1,080
Virginia College Building Auth., Public Higher Ed. Fin. Program 5.00%, 9/1/24	3,290	3,543
Virginia College Building Auth., Public Higher Ed. Fin. Program 5.00%, 9/1/26	5,500	6,050
Virginia College Building Auth., Public Higher Ed. Fin. Program 5.00%, 9/1/29	10,000	10,912
Virginia College Building Auth., Public Higher Ed. Fin. Program 5.50%, 9/1/15 (Prerefunded 9/1/10) (1)	1,055	1,069
Virginia College Building Auth., Public Higher Ed. Fin. Program Series A, 5.00%, 9/1/28	5,000	5,440
Virginia College Building Auth., Public Higher Ed. Fin. Program Series B, 5.00%, 9/1/28	7,730	8,479
Virginia College Building Auth., Washington & Lee Univ. 5.00%, 1/1/14	600	679
Virginia College Building Auth., Washington & Lee Univ. 5.25%, 1/1/31 (2)	5,350	6,302
Virginia College Building Auth., Washington & Lee Univ. 5.75%, 1/1/34	10,000	12,261
Virginia Commonwealth Univ. Health, VRDN, 0.27%, 7/1/37	700	700
Virginia HDA, Multi-Family, 4.80%, 4/1/37	2,430	2,439
Virginia HDA, Multi-Family, 4.80%, 10/1/39	1,000	1,011
Virginia HDA, Multi-Family, 5.00%, 12/1/39	5,000	5,080
Virginia HDA, Multi-Family, 5.00%, 10/1/44	6,540	6,647
Virginia HDA, Multi-Family, 5.00%, 4/1/45	2,260	2,277
Virginia HDA, Multi-Family, 5.00%, 6/1/45	3,050	3,073
Virginia HDA, Multi-Family, 5.05%, 10/1/10 (3)	400	404
Virginia HDA, Multi-Family, 5.60%, 3/1/25 (2)(3)	4,245	4,274
Virginia HDA, Multi-Family, 5.625%, 6/1/39	1,250	1,325

Virginia HDA, Multi-Family, 5.75%, 4/1/15	980	985
Virginia HDA, Multi-Family, 5.75%, 6/1/43	4,000	4,242
Virginia HDA, Single Family, 4.75%, 4/1/21 (3)	2,925	2,944
Virginia HDA, Single Family, 4.75%, 10/1/21 (3)	2,850	2,869
Virginia HDA, Single Family, 4.75%, 7/1/22 (3)	3,365	3,381
Virginia HDA, Single Family, 4.80%, 7/1/23 (3)	5,000	5,068
Virginia HDA, Single Family, 4.80%, 7/1/29	10,000	10,132
Virginia HDA, Single Family, 4.85%, 1/1/36 (3)	8,885	8,718
Virginia HDA, Single Family, 5.35%, 7/1/31 (2)	6,790	6,853
Virginia HDA, Single Family, 6.375%, 1/1/36	6,000	6,510
Virginia Polytechnic Institute & State Univ., Athletic Fac. 5.125%, 6/1/22 (7)	2,205	2,378
Virginia Polytechnic Institute & State Univ., Athletic Fac. 5.125%, 6/1/23 (7)	2,320	2,493
Virginia Port Auth., 5.00%, 7/1/20 (3)	1,960	2,016
Virginia Port Auth., 5.00%, 7/1/40	16,050	16,691
Virginia Port Auth., 5.25%, 7/1/18 (2)(3)	1,665	1,743
Virginia Public Building Auth., 5.00%, 8/1/29	1,750	1,911
Virginia Public Building Auth., 5.25%, 8/1/28	1,475	1,636
Virginia Public School Auth., 1997 Resolution, GO 4.50%, 8/1/37	2,475	2,477
Virginia Public School Auth., 1997 Resolution, GO 5.00%, 8/1/28	5,500	5,992
Virginia Public School Auth., 1997 Resolution, GO 5.25%, 8/1/33	1,000	1,086
Virginia Resources Auth., Clean Water, 5.00%, 10/1/23 (Prerefunded 10/1/14) (1)	1,250	1,444
Virginia Resources Auth., Clean Water, 5.00%, 10/1/29	1,500	1,652
Virginia Resources Auth., Clean Water, 5.00%, 10/1/31	2,400	2,625
Virginia Resources Auth., Clean Water, 5.625%, 10/1/22 (Prerefunded 10/1/10) (1)	1,450	1,476

Virginia Resources Auth., Infrastructure Pooled Fin. 5.00%, 11/1/33	5,000	5,388
Virginia Resources Auth., Infrastructure Pooled Fin. 5.25%, 11/1/25	2,000	2,288
Virginia Small Business Fin. Auth., Carilion Clinic, VRDN 0.29%, 7/1/42	950	950
Virginia Small Business Fin. Auth., Carilion Clinic, VRDN 0.40%, 7/1/42	10,450	10,450
Virginia Small Business Fin. Auth., Sentara Healthcare 4.50%, 11/1/25	2,100	2,125
Virginia Small Business Fin. Auth., Sentara Healthcare 5.00%, 11/1/40	13,000	13,234
Virginia Small Business Fin. Auth., Wellmont Health 5.25%, 9/1/37	3,000	2,787
Virginia Transportation Board, 5.00%, 5/15/25	3,740	4,054
Washington County IDA, Mountain States Health Alliance 7.25%, 7/1/19	2,150	2,468
Washington County IDA, Mountain States Health Alliance 7.75%, 7/1/38	2,000	2,284
Winchester IDA, Valley Health, 5.125%, 1/1/31	9,470	9,782
Winchester IDA, Valley Health, 5.625%, 1/1/44	1,500	1,543
Winchester IDA, Valley Health, 5.85%, 1/1/44	1,620	1,650
York County Economic Dev. Auth., PCR Virginia Electric & Power, 4.05%, 5/1/33 (Tender 5/1/14)	2,000	2,108
		660,771

DISTRICT OF COLUMBIA 9.7%

Metropolitan Washington Airports Auth., 5.00%, 10/1/22	5,550	6,156
Metropolitan Washington Airports Auth., 5.00%, 10/1/29	7,255	7,711
Metropolitan Washington Airports Auth., 5.25%, 10/1/32 (Prerefunded 10/1/12) (1)(9)	1,565	1,727
Metropolitan Washington Airports Auth., 5.25%, 10/1/32 (3)(9)	2,050	2,064
Metropolitan Washington Airports Auth., 5.50%, 10/1/27 (2)(3)	3,000	3,057

Metropolitan Washington Airports Auth., 5.625%, 10/1/39	15,000	16,097
Metropolitan Washington Airports Auth., 5.75%, 10/1/17 (3)(9)	1,860	1,973
Metropolitan Washington Airports Auth., Dulles Toll Road 5.00%, 10/1/39	8,395	8,712
Metropolitan Washington Airports Auth., Dulles Toll Road 5.25%, 10/1/44	15,715	16,546
Metropolitan Washington Airports Auth., Dulles Toll Road Zero Coupon, 10/1/41 (11)	2,000	1,465
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/11 (2)	2,000	2,093
Washington Metropolitan Area Transit Auth., 5.25%, 7/1/24	4,000	4,478
Washington Metropolitan Area Transit Auth., 5.25%, 7/1/26	5,670	6,269
		78,348

PUERTO RICO 6.4%

Puerto Rico Commonwealth, 5.25%, 7/1/32 (Prerefunded 7/1/16) (1)	3,150	3,732
Puerto Rico Electric Power Auth., 5.00%, 7/1/28	1,000	1,006
Puerto Rico Electric Power Auth., 5.00%, 7/1/29 (Prerefunded 7/1/15) (1)(10)	1,690	1,974
Puerto Rico Electric Power Auth., 5.25%, 7/1/25	7,000	7,346
Puerto Rico Electric Power Auth., 5.25%, 7/1/40	3,000	3,028
Puerto Rico Electric Power Auth., 5.50%, 7/1/38	2,500	2,562
Puerto Rico Electric Power Auth., VR, 0.715%, 7/1/29 (5)	2,500	1,819
Puerto Rico Highway & Transportation Auth., 5.00%, 7/1/33 (Prerefunded 7/1/13) (1)(2)	1,940	2,177
Puerto Rico Highway & Transportation Auth., 5.50%, 7/1/15 (5)	2,000	2,248
Puerto Rico Highway & Transportation Auth., 6.00%, 7/1/31 (Prerefunded 7/1/10) (1)	1,000	1,015
Puerto Rico Highway & Transportation Auth., 6.25%, 7/1/14 (4)	1,390	1,663
Puerto Rico Highway & Transportation Auth., 6.50%, 7/1/27 (Prerefunded 7/1/10) (1)	2,470	2,509

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Virginia Tax-Free Bond Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Virginia Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Virginia state income taxes by investing primarily in investment-grade Virginia municipal bonds.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncement
On March 1, 2010, the fund adopted new accounting guidance that requires enhanced disclosures about fair value measurements in the financial statements. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Values in the accompanying Portfolio of Investments are as of May 28, 2010, the last business day in the fund’s reporting period. Some foreign markets were open between May 28 and the close of the reporting period on May 31, but any differences in investment values and foreign exchange rates subsequent to May 28 through May 31 were immaterial to the fund’s portfolio of investments.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. On May 31, 2010, all of the fund’s investments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges.

Counterparty risk related to exchange-traded derivatives, including futures and options contracts, is minimal because the exchange’s clearinghouse provides protection against defaults. Additionally, for exchange-traded derivatives, each broker in its sole discretion may change margin requirements applicable to the fund.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; and/or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract value (initial margin deposit); the margin deposit must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contracts are closed. For a futures contract, the value included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, and/or currency values, and potential losses in excess of the fund’s initial investment.

NOTE 4 - FEDERAL INCOME TAXES

At May 31, 2010, the cost of investments for federal income tax purposes was $768,417,000. Net unrealized gain aggregated $30,285,000 at period-end, of which $36,698,000 related to appreciated investments and $6,413,000 related to depreciated investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
MUNICIPAL SECURITIES 98.4%		
NEW JERSEY 87.2%		
Bayonne Redev. Agency, Royal Caribbean Cruises 5.375%, 11/1/35 (1)	2,000	1,728
Bergen County Improvement Auth., Saddlebrook, GO 5.00%, 9/1/29	1,490	1,597
Bergen County Improvement Auth., Utilities, GO 4.50%, 12/15/37	1,750	1,788
Bordentown Sewerage Auth., 5.50%, 12/1/25 (2)	1,300	1,326
Burlington County Bridge Commission 5.25%, 8/15/19 (Prerefunded 8/15/12) (3)	825	908
Burlington County Bridge Commission, GO, 5.00%, 8/15/18 (4)	1,000	1,154
Burlington County Bridge Commission, The Evergreens 5.625%, 1/1/38	1,500	1,300
Cape May, PCR, Atlantic City Electric, 6.80%, 3/1/21 (4)	1,520	1,870
Egg Harbor Township School Dist., 5.00%, 7/15/16 (Prerefunded 7/15/11) (2)(3)	1,000	1,061
Essex County Improvement Auth., Corrections Fac., GO 5.75%, 10/1/30 (Prerefunded 10/1/10) (2)(3)	1,500	1,527
Essex County Improvement Auth., GO, 5.125%, 10/1/19 (4)	1,500	1,603
Essex County Improvement Auth., GO, 5.50%, 10/1/27 (4)	2,205	2,549
Essex County Utilities Auth., Solid Waste, GO 5.00%, 4/1/20 (5)	1,000	1,117
Garden State Preservation Trust, Farmland, 5.75%, 11/1/28 (6)	1,400	1,740
Garden State Preservation Trust, Space & Farmland 5.25%, 11/1/21 (6)	1,400	1,700
Highland Park Board of Ed., GO, 5.00%, 2/15/25 (6)	1,725	1,889
Hopewell Valley Regional School Dist., GO, 5.00%, 8/15/15 (2)	2,000	2,018
Hudson County Improvement Auth., 5.00%, 4/1/25 (7)	2,000	2,118
Hudson County Improvement Auth., 5.00%, 4/1/27 (6)	2,000	2,143
Hudson County Improvement Auth., Harrison Packaging Fac. 5.125%, 1/1/34 (5)	1,050	1,119
Mercer County Improvement Auth., School Dist., GO 5.25%, 1/15/23 (2)	1,460	1,570

Mercer County Improvement Auth., Solid Waste, GO 5.75%, 9/15/16	2,000	2,009
Middlesex County Improvement Auth., GO, 5.25%, 9/15/20	1,500	1,672
Middlesex County Improvement Auth., Golf Course, GO 5.25%, 6/1/20	1,310	1,477
Middlesex County Improvement Auth., North Brunswick Township, GO, 5.00%, 10/1/12 (2)	1,130	1,238
Middlesex County Improvement Auth., Student Housing Urban Renewal, 5.00%, 8/15/18	250	261
Middlesex County Improvement Auth., Student Housing Urban Renewal, 5.00%, 8/15/35	1,255	1,229
Middlesex County Pollution Control, PCR, Hess, 6.05%, 9/15/34	500	510
Middlesex County Utilities Auth., 5.00%, 12/15/15 (6)	1,000	1,157
Middlesex County Utilities Auth., VR, 6.25%, 8/15/10 (4)	60	61
Monmouth County Improvement Auth., GO, 4.75%, 2/1/30	570	618
Monmouth County Improvement Auth., GO, 6.00%, 8/1/38	2,500	2,859
Monroe Township Board of Ed., GO, 4.75%, 3/1/33 (5)	1,560	1,621
Morris-Union Jointure Commission, COP, 5.00%, 5/1/27 (8)	500	475
New Jersey Economic Dev. Auth., American Water 6.875%, 11/1/34 (1)(2)	1,000	1,001
New Jersey Economic Dev. Auth., Continental Airlines, IDRB 6.25%, 9/15/19 (1)	1,000	947
New Jersey Economic Dev. Auth., Crane's Mill, 6.00%, 7/1/38	1,000	941
New Jersey Economic Dev. Auth., El Dorado 0.875%, 12/1/21 (Tender 7/1/10)	1,100	1,100
New Jersey Economic Dev. Auth., Franciscan Oaks 5.75%, 10/1/23	475	442
New Jersey Economic Dev. Auth., Harrogate, 5.875%, 12/1/26	1,000	934
New Jersey Economic Dev. Auth., Kapkowski Road Landfill 5.75%, 10/1/21	250	256
New Jersey Economic Dev. Auth., Keswick Pines, 5.70%, 1/1/18	500	476
New Jersey Economic Dev. Auth., Keswick Pines, 5.75%, 1/1/24	850	753

New Jersey Economic Dev. Auth., Lease Liberty State Park 5.00%, 3/1/21 (4)	2,285	2,404
New Jersey Economic Dev. Auth., Lease Liberty State Park 5.00%, 3/1/24	1,500	1,545
New Jersey Economic Dev. Auth., Lions Gate, 5.75%, 1/1/25	945	840
New Jersey Economic Dev. Auth., Lions Gate, 5.875%, 1/1/37	830	696
New Jersey Economic Dev. Auth., Masonic Charity Foundation 5.50%, 6/1/31	1,000	1,003
New Jersey Economic Dev. Auth., Masonic Charity Foundation 6.00%, 6/1/25	1,000	1,029
New Jersey Economic Dev. Auth., Motor Vehicle 5.00%, 7/1/27	3,000	3,108
New Jersey Economic Dev. Auth., Motor Vehicle 5.00%, 7/1/34 (4)	1,000	989
New Jersey Economic Dev. Auth., Motor Vehicle 5.25%, 7/1/26 (4)	1,000	1,066
New Jersey Economic Dev. Auth., Newark Downtown Dist. 5.125%, 6/15/27	400	367
New Jersey Economic Dev. Auth., Presbyterian Homes at Montgomery, 6.375%, 11/1/31	800	715
New Jersey Economic Dev. Auth., School Fac. Construction 5.00%, 3/1/19	2,000	2,204
New Jersey Economic Dev. Auth., School Fac. Construction 5.00%, 9/1/30	1,715	1,764
New Jersey Economic Dev. Auth., School Fac. Construction 5.00%, 9/1/36	1,425	1,473
New Jersey Economic Dev. Auth., School Fac. Construction 5.125%, 3/1/30	4,500	4,656
New Jersey Economic Dev. Auth., School Fac. Construction 5.25%, 9/1/17	1,445	1,624
New Jersey Economic Dev. Auth., Seabrook Village 5.25%, 11/15/36	1,500	1,226
New Jersey Economic Dev. Auth., Seashore Gardens 5.00%, 11/1/16	530	482

New Jersey Economic Dev. Auth., Seashore Gardens 5.30%, 11/1/26	650	547
New Jersey Economic Dev. Auth., Seashore Gardens 5.375%, 11/1/36	1,000	771
New Jersey Economic Dev. Auth., Saint Barnabas Health Care Zero Coupon, 0.01%, 7/1/16 (4)	3,500	2,392
New Jersey Economic Dev. Auth., The Seeing Eye 5.00%, 12/1/24 (7)	4,450	4,436
New Jersey Economic Dev. Auth., Winchester Gardens at Ward Homestead, 5.80%, 11/1/31	660	657
New Jersey EFA, 5.00%, 9/1/19 (Prerefunded 9/1/10) (3)(6)	1,000	1,012
New Jersey EFA, 5.00%, 7/1/25 (Prerefunded 7/1/11) (3)(7)	600	630
New Jersey EFA, College of New Jersey, 5.375%, 7/1/17 (2)	1,330	1,426
New Jersey EFA, Georgian Court College, 5.25%, 7/1/37	1,000	980
New Jersey EFA, Georgian Court College 6.50%, 7/1/33 (Prerefunded 7/1/13) (3)	500	584
New Jersey EFA, Kean Univ., 5.50%, 9/1/36	2,000	2,141
New Jersey EFA, Monmouth Univ., 5.60%, 7/1/12	450	451
New Jersey EFA, Princeton Univ., 5.00%, 7/1/33	2,000	2,144
New Jersey EFA, Richard Stockton College, 5.375%, 7/1/38	2,000	2,097
New Jersey EFA, Rider Univ., 5.00%, 7/1/37 (8)	1,500	1,409
New Jersey EFA, Rider Univ., 5.50%, 7/1/23 (8)	1,000	1,025
New Jersey EFA, Rowan Univ., 5.00%, 7/1/17 (2)	2,540	2,847
New Jersey EFA, Rowan Univ., 5.125%, 7/1/30 (Prerefunded 7/1/13) (2)(3)	1,000	1,123
New Jersey EFA, Rowan Univ., 5.25%, 7/1/22 (Prerefunded 7/1/12) (2)(3)	1,175	1,288
New Jersey EFA, Seton Hall Univ., 6.00%, 7/1/28	300	338
New Jersey EFA, Stevens Institute of Technology 5.00%, 7/1/12 (9)	115	123
New Jersey EFA, Stevens Institute of Technology, 5.00%, 7/1/12	135	135
New Jersey EFA, Stevens Institute of Technology, 5.25%, 7/1/22	2,000	2,109

New Jersey EFA, Stevens Institute of Technology 5.375%, 7/1/11 (9)	270	282
New Jersey EFA, Stevens Institute of Technology 5.375%, 7/1/11	315	316
New Jersey EFA, Univ. of Medicine & Dentistry, 7.50%, 12/1/32	2,150	2,477
New Jersey Environmental Infrastructure Trust, 5.25%, 9/1/20 (Prerefunded 9/1/10) (3)	1,500	1,534
New Jersey HFFA, AHS Hosp., 5.00%, 7/1/27	2,500	2,515
New Jersey HFFA, Atlantic City Medical, 5.75%, 7/1/25 (Prerefunded 7/1/12) (3)	885	970
New Jersey HFFA, Atlanticare Regional Medical Center 5.00%, 7/1/27	1,570	1,586
New Jersey HFFA, Atlanticare Regional Medical Center 5.75%, 7/1/25	1,475	1,508
New Jersey HFFA, Catholic Health East, 4.75%, 11/15/29	4,110	4,003
New Jersey HFFA, Hackensack Univ. Medical Center 6.00%, 1/1/34	1,750	1,760
New Jersey HFFA, Hunterdon Medical Center, 5.125%, 7/1/35	250	242
New Jersey HFFA, Kennedy Health, 5.50%, 7/1/21	1,000	1,011
New Jersey HFFA, Pascack Valley Hosp. Assn. 6.50%, 7/1/23 (10)	750	–
New Jersey HFFA, Robert Wood Johnson Univ. Hosp. 5.75%, 7/1/25	1,750	1,752
New Jersey HFFA, Robert Wood Johnson Univ. Hosp. at Hamilton 5.00%, 7/1/25 (8)	2,485	2,330
New Jersey HFFA, Saint Barnabas Health Care Zero Coupon, 7/1/31	250	51
New Jersey HFFA, Saint Peter's Univ. Hosp., 6.875%, 7/1/30	1,000	1,000
New Jersey HFFA, Somerset Medical Center, 5.50%, 7/1/33	1,000	814
New Jersey HFFA, South Jersey Hosp., 5.00%, 7/1/36	1,000	980
New Jersey HFFA, South Jersey Hosp., 5.875%, 7/1/21 (Prerefunded 7/1/12) (3)	2,000	2,213
New Jersey HFFA, Virtua Health, 5.75%, 7/1/33	2,500	2,634

New Jersey HFFA, Virtua Health, VRDN, 0.24%, 7/1/43	5,425	5,425
New Jersey HFFA, Virtua Health, VRDN, 0.25%, 7/1/43	1,000	1,000
New Jersey Higher Ed. Student Assistance Auth. 4.75%, 12/1/29	2,400	2,423
New Jersey Higher Ed. Student Assistance Auth. 5.625%, 6/1/30	2,000	2,120
New Jersey Higher Ed. Student Assistance Auth. 6.00%, 6/1/15 (1)(4)	925	936
New Jersey Higher Ed. Student Assistance Auth. 6.125%, 6/1/30 (1)(5)	2,000	2,146
New Jersey Housing & Mortgage Fin. Agency, Multi-Family 5.50%, 5/1/22 (1)(6)	360	365
New Jersey Housing & Mortgage Fin. Agency, Multi-Family 5.70%, 5/1/20 (6)	410	411
New Jersey Housing & Mortgage Fin. Agency, Multi-Family 6.25%, 11/1/26 (6)	465	466
New Jersey Housing & Mortgage Fin. Agency, Single Family 5.00%, 10/1/37	1,975	1,999
New Jersey Housing & Mortgage Fin. Agency, Single Family 5.375%, 4/1/30 (1)	745	766
New Jersey Housing & Mortgage Fin. Agency, Single Family 6.375%, 10/1/28	2,450	2,715
New Jersey Transportation Trust Fund Auth. 5.25%, 12/15/11 (4)	2,000	2,143
New Jersey Transportation Trust Fund Auth. 6.00%, 12/15/19 (Prerefunded 12/15/11) (3)(4)	1,250	1,354
New Jersey Transportation Trust Fund Auth., 6.00%, 12/15/38	3,000	3,352
New Jersey Transportation Trust Fund Auth., Zero Coupon 12/15/29 (6)	6,000	2,130
New Jersey Turnpike Auth., 5.00%, 1/1/35	2,650	2,765
New Jersey Turnpike Auth., 5.00%, 1/1/35 (6)	2,465	2,536
New Jersey Turnpike Auth., 5.00%, 1/1/36	2,015	2,090
New Jersey Turnpike Auth., 5.25%, 1/1/40	3,000	3,161

New Jersey Turnpike Auth., School Fac. Construction VRDN, 0.23%, 1/1/24	350	350
Newark Housing Auth., South Ward Police Fac., GO 6.75%, 12/1/38 (5)	1,000	1,143
North Hudson Sewage Auth., 5.25%, 8/1/18 (2)	2,000	2,041
North Hudson Sewage Auth., Zero Coupon, 8/1/20 (4)	2,350	1,477
Ocean County, GO, 5.125%, 9/1/18 (Prerefunded 9/1/10) (3)	1,590	1,625
Port Auth. of New York & New Jersey, 5.00%, 8/1/15 (1)	2,000	2,008
Port Auth. of New York & New Jersey, 5.00%, 12/1/20 (1)(6)	1,535	1,632
Port Auth. of New York & New Jersey, 5.00%, 7/15/26 (1)(6)	1,905	1,939
Port Auth. of New York & New Jersey, 5.00%, 11/15/27 (7)	440	479
Port Auth. of New York & New Jersey, 5.00%, 10/1/31	1,950	2,062
Port Auth. of New York & New Jersey, 5.125%, 1/15/36 (1)	1,000	1,000
Port Auth. of New York & New Jersey, 5.20%, 12/15/26 (1)(7)	2,100	2,143
Port Auth. of New York & New Jersey, 6.125%, 6/1/94	1,000	1,194
Port Auth. of New York & New Jersey, Versatile Structure, VRDN 0.29%, 6/1/20	1,570	1,570
Rutgers Univ., 5.00%, 5/1/31	1,000	1,077
Salem County Pollution Control Fin. Auth., Atlantic City Electric 4.875%, 6/1/29	2,500	2,546
Salem County Pollution Control Fin. Auth., PCR, PSEG Power 5.75%, 4/1/31 (1)	1,900	1,910
South Brunswick Township Board of Ed., GO, 5.00%, 8/1/14 (2)	1,000	1,145
Tobacco Settlement Fin. Corp., Tobacco Industry 4.50%, 6/1/23	1,675	1,565
Tobacco Settlement Fin. Corp., Tobacco Industry 5.75%, 6/1/32 (Prerefunded 6/1/10) (3)	165	176
Tobacco Settlement Fin. Corp., Tobacco Industry 6.00%, 6/1/37 (Prerefunded 6/1/12) (3)	3,725	4,115
Tobacco Settlement Fin. Corp., Tobacco Industry 6.75%, 6/1/39 (Prerefunded 6/1/13) (3)	1,390	1,623
Tobacco Settlement Fin. Corp., Tobacco Industry 7.00%, 6/1/41 (Prerefunded 6/1/13) (3)	150	176

Univ. of Medicine & Dentistry, 5.00%, 12/1/31 (7)	1,000	992
Wanaque Valley Regional Sewage Auth., GO, 5.75%, 9/1/18 (7)	3,115	3,410
		223,397

PUERTO RICO 6.8%		
Children's Trust Fund, Tobacco Settlement, 6.00%, 7/1/26 (Prerefunded 7/1/10) (3)	1,500	1,508
Gov't. Dev. Bank for Puerto Rico, GO, 5.00%, 12/1/17	1,400	1,472
Puerto Rico, 5.25%, 7/1/27 (Prerefunded 7/1/16) (3)	860	1,019
Puerto Rico, 5.25%, 7/1/30 (Prerefunded 7/1/16) (3)	925	1,096
Puerto Rico Electric Power Auth., 5.25%, 7/1/26	2,000	2,091
Puerto Rico Electric Power Auth., 5.25%, 7/1/29 (4)	500	526
Puerto Rico Electric Power Auth., VR, 0.715%, 7/1/29 (6)	2,000	1,455
Puerto Rico Highway & Transportation Auth., 5.00%, 7/1/36 (Prerefunded 7/1/16) (3)	500	585
Puerto Rico Public Buildings Auth., 5.50%, 7/1/24 (Prerefunded 7/1/14) (3)	1,000	1,155
Puerto Rico Sales Tax Fin. Corp., 5.25%, 8/1/57	1,190	1,210
Puerto Rico Sales Tax Fin. Corp., 5.50%, 8/1/42	3,000	3,130
Puerto Rico Sales Tax Fin. Corp., 6.50%, 8/1/44	2,000	2,259
		17,506

VIRGIN ISLANDS 1.7%		
Virgin Islands PFA, 5.00%, 10/1/25	1,000	1,018
Virgin Islands PFA, 5.00%, 10/1/39	2,000	1,991
Virgin Islands PFA, Diageo, 6.75%, 10/1/37	600	668
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (1)	250	252
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (1)	500	505
		4,434

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price New Jersey Tax-Free Bond Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The New Jersey Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and New Jersey state income taxes by investing primarily in investment-grade New Jersey municipal bonds.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncement
On March 1, 2010, the fund adopted new accounting guidance that requires enhanced disclosures about fair value measurements in the financial statements. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Values in the accompanying Portfolio of Investments are as of May 28, 2010, the last business day in the fund’s reporting period. Some foreign markets were open between May 28 and the close of the reporting period on May 31, but any differences in investment values and foreign exchange rates subsequent to May 28 through May 31 were immaterial to the fund's portfolio of investments.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. On May 31, 2010, all of the fund’s investments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 - FEDERAL INCOME TAXES

At May 31, 2010, the cost of investments for federal income tax purposes was $245,380,000. Net unrealized gain aggregated $6,774,000 at period-end, of which $9,924,000 related to appreciated investments and $3,150,000 related to depreciated investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
MUNICIPAL SECURITIES 99.5%		
MARYLAND 95.2%		
Anne Arundel County, 5.25%, 3/1/16 (Prerefunded 3/1/12) (1)	500	540
Anne Arundel County, General Improvement, GO 4.00%, 4/1/11	1,725	1,779
Anne Arundel County, General Improvement, GO 5.00%, 3/1/11	165	171
Baltimore City, GO, 3.00%, 10/15/12	1,040	1,094
Baltimore City, GO, 7.00%, 10/15/10 (2)	4,365	4,475
Baltimore City, Parking, 5.90%, 7/1/11 (3)	100	105
Baltimore City Board of School Commissioners, GO 4.00%, 5/1/12	1,175	1,252
Baltimore City Board of School Commissioners, GO 5.00%, 5/1/11	350	365
Baltimore County, GO, 5.00%, 8/1/13	2,250	2,538
Baltimore County, Metropolitan Dist., GO, 5.00%, 8/1/12	575	630
Baltimore County, Metropolitan Dist., GO, 5.25%, 9/1/10	1,000	1,013
Baltimore County, Metropolitan Dist., GO, 5.25%, 9/1/11	350	371
Baltimore County, Metropolitan Dist., GO, 5.25%, 9/1/12	1,455	1,607
Baltimore County, Pension Funding, GO, 5.00%, 8/1/11	6,620	6,983
Baltimore County, Saint James Academy, VRDN 0.26%, 10/1/26	1,300	1,300
Calvert County, GO, 5.00%, 7/15/11	2,310	2,430
Carroll County, GO, 4.00%, 11/1/11	2,055	2,159
Frederick County, GO, 5.00%, 12/1/10	2,495	2,554
Frederick County, Public Fac., GO, 5.00%, 6/1/10	1,915	1,916
Frederick County, Public Fac., GO, 5.00%, 8/1/11	500	527
Gaithersburg, Asbury Obligated Group, 6.00%, 1/1/15 Acquisition Date: 11/30/09, Acquisition Cost $3,750 (4)	3,750	3,887
Harford County, GO, 5.00%, 12/1/10	2,765	2,832
Howard County, Vantage House, 5.00%, 4/1/11	600	606
Howard County, Vantage House, 5.00%, 4/1/12	600	606

Maryland, Capital Imporvement, GO, 5.25%, 2/15/11	750	777
Maryland, GO, 5.00%, 2/1/11	1,850	1,908
Maryland, GO, 5.00%, 8/1/11	255	269
Maryland, State & Local Fac., GO, 5.00%, 8/1/10	1,250	1,260
Maryland, State & Local Fac., GO, 5.00%, 8/1/10	1,000	1,008
Maryland, State & Local Fac., GO, 5.00%, 8/1/10	500	504
Maryland, State & Local Fac., GO, 5.00%, 8/1/11	5,140	5,419
Maryland, State & Local Fac., GO, 5.00%, 8/1/12	4,000	4,383
Maryland, State & Local Fac., GO, 5.25%, 2/15/11	2,800	2,898
Maryland, State & Local Fac., GO, 5.50%, 3/1/11	5,080	5,280
Maryland, State & Local Fac., GO, 5.50%, 7/15/11	865	915
Maryland, State & Local Fac., GO, 5.50%, 8/1/11	2,000	2,120
Maryland CDA, Residential, 3.65%, 9/1/10	1,000	1,008
Maryland CDA, Residential, 3.90%, 9/1/10 (5)	1,190	1,196
Maryland CDA, Residential, 3.95%, 9/1/11 (5)	1,380	1,405
Maryland CDA, Residential, 4.10%, 9/1/11 (5)	1,380	1,407
Maryland CDA, Residential, 4.10%, 9/1/13 (5)	1,650	1,691
Maryland CDA, Residential, 4.30%, 9/1/13 (5)	1,605	1,654
Maryland DOT, 3.00%, 9/1/11	250	258
Maryland DOT, 3.00%, 5/15/12	1,000	1,047
Maryland DOT, 5.00%, 12/15/10	200	205
Maryland DOT, 5.00%, 3/1/12	5,000	5,390
Maryland DOT, 5.00%, 5/1/12	1,960	2,126
Maryland Economic Dev. Corp., Aviation Administration 5.25%, 6/1/10 (5)(6)	500	500
Maryland Economic Dev. Corp., Aviation Administration 5.50%, 6/1/14 (5)(6)	3,265	3,541
Maryland Economic Dev. Corp., Aviation Administration 5.50%, 6/1/17 (5)(6)	2,000	2,109
Maryland Economic Dev. Corp., Catholic Charities, VRDN 0.26%, 10/1/29	5,340	5,340

Maryland Economic Dev. Corp., Catholic Relief Services, VRDN 0.30%, 5/1/36	750	750
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt 4.75%, 12/1/11	900	888
Maryland Economic Dev. Corp., U.S. Pharmacopeial, VRDN 0.28%, 7/1/38	3,050	3,050
Maryland Economic Dev. Corp., Univ. of Maryland Baltimore County, Student Housing, 5.00%, 7/1/14 (7)	500	524
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 5.00%, 6/1/10 (8)	1,995	1,996
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 5.00%, 6/1/12 (8)	50	52
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 5.00%, 6/1/13 (8)	460	488
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 5.00%, 6/1/14 (8)	150	160
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 5.00%, 6/1/15 (8)	100	106
Maryland Economic Dev. Corp., Univ. of Maryland College Park Student Housing, 5.00%, 6/1/17 (8)	390	405
Maryland Economic Dev. Corp., YMCA of Central Maryland VRDN, 0.29%, 4/1/31	1,875	1,875
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/12	755	779
Maryland HHEFA, Anne Arundel Health, 3.00%, 7/1/11	1,000	1,018
Maryland HHEFA, Anne Arundel Health, 3.00%, 7/1/12	1,000	1,030
Maryland HHEFA, Collington Episcopal, 6.75%, 4/1/23 (Prerefunded 4/1/11) (1)	135	143
Maryland HHEFA, Frederick Memorial Hosp. 5.25%, 7/1/13 (3)(9)	1,540	1,610
Maryland HHEFA, Goucher College, VRDN, 0.30%, 7/1/37	3,425	3,425
Maryland HHEFA, Ingleside at King Farm Presbyterian Community, 5.00%, 1/1/17	395	371
Maryland HHEFA, Johns Hopkins Hosp., 5.00%, 11/15/19 (Prerefunded 11/15/13) (1)	3,200	3,612

Maryland HHEFA, Johns Hopkins Hosp., 5.00%, 5/15/42 (Tender 11/15/11)	3,225	3,397
Maryland HHEFA, Johns Hopkins Hosp., 5.00%, 5/15/46 (Tender 5/15/13)	6,010	6,554
Maryland HHEFA, John Hopkins Hosp., TECP, 0.45%, 6/7/10	1,200	1,200
Maryland HHEFA, John Hopkins Hosp., TECP, 0.45%, 6/8/10	5,000	5,000
Maryland HHEFA, John Hopkins Hosp., TECP, 0.45%, 6/8/10	9,200	9,200
Maryland HHEFA, Johns Hopkins Univ., 6.00%, 7/1/10	430	432
Maryland HHEFA, Johns Hopkins Univ., VRDN, 0.18%, 7/1/27	650	650
Maryland HHEFA, Lifebridge Health, 4.75%, 7/1/10	625	627
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/10 (9)	1,565	1,572
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/11 (9)	650	682
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/14	375	413
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/16	1,500	1,657
Maryland HHEFA, Lifebridge Health, VRDN, 0.31%, 7/1/47	1,600	1,600
Maryland HHEFA, Medstar Health, 5.75%, 8/15/14	2,000	2,256
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/12	1,365	1,441
Maryland HHEFA, Mercy Ridge, 4.50%, 7/1/14	100	105
Maryland HHEFA, Mercy Ridge, 5.00%, 7/1/13	150	161
Maryland HHEFA, Mercy Ridge, 5.00%, 7/1/16	140	149
Maryland HHEFA, Stevenson Univ., VRDN, 0.27%, 7/1/30	3,635	3,635
Maryland HHEFA, Univ. of Maryland Medical, 4.00%, 7/1/10	1,310	1,314
Maryland HHEFA, Univ. of Maryland Medical, 4.00%, 7/1/13	3,250	3,451
Maryland HHEFA, Univ. of Maryland Medical, 5.25%, 7/1/34 (Prerefunded 7/1/11) (1)	750	789
Maryland HHEFA, Univ. of Maryland Medical, 5.75%, 7/1/17 (Prerefunded 7/1/12) (1)	2,000	2,206
Maryland HHEFA, Univ. of Maryland Medical, 6.625%, 7/1/20 (Prerefunded 7/1/10) (1)	220	223
Maryland HHEFA, Univ. of Maryland Medical, 6.75%, 7/1/30 (Prerefunded 7/1/10) (1)	6,315	6,415

Maryland HHEFA, Univ. of Maryland Medical, VRDN 0.28%, 7/1/34	500	500
Maryland HHEFA, Upper Chesapeake Hosp., VRDN 0.27%, 1/1/43	1,200	1,200
Maryland HHEFA, Washington County Hosp., 5.00%, 1/1/12	1,995	2,072
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/12 (2)	510	546
Maryland Ind. Dev. Fin. Auth., National Aquarium in Baltimore VRDN, 0.27%, 11/1/26	600	600
Maryland Ind. Dev. Fin. Auth., Sheppard & Enoch Pratt Foundation, VR, 4.25%, 12/31/11	495	497
Maryland Ind. Dev. Fin. Auth., IDRB, Synagro/Baltimore Wastewater, 5.00%, 12/1/10 (5)	1,555	1,573
Maryland Ind. Dev. Fin. Auth., IDRB, Synagro/Baltimore Wastewater 5.125%, 12/1/11 (5)	800	804
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport, 4.50%, 3/1/14 (10)	440	465
Maryland Transportation Auth., Baltimore/Washington Int'l Airport, 5.25%, 3/1/14 (5)(10)	2,500	2,617
Maryland Transportation Auth., Federal Highway, GAN 5.00%, 3/1/11	1,065	1,103
Montgomery County, 4.75%, 2/1/12 (Prerefunded 2/1/11) (1)	250	260
Montgomery County, Georgetown Preparatory School, VRDN 0.30%, 6/1/35	500	500
Montgomery County, GO, 5.25%, 10/1/10	505	514
Montgomery County, GO, BAN, VRDN, 0.30%, 6/1/26	1,350	1,350
Montgomery County, GO, BAN, VRDN, 0.38%, 6/1/26	500	500
Montgomery County, GO, TECP, 0.35%, 6/16/10	6,600	6,600
Montgomery County, GO, TECP, 0.40%, 8/19/10	2,000	2,000
Montgomery County, Public Improvement, GO, 5.00%, 5/1/11	5,900	6,155
Montgomery County, Public Improvement, GO, 5.00%, 6/1/11	1,000	1,047
Montgomery County Housing Opportunities Commission George Meany Center for Labor Studies, 2.00%, 1/1/12	10,000	10,204

Northeast Maryland Waste Disposal Auth., Harford County 5.25%, 3/15/11 (5)(10)	325	335
Northeast Maryland Waste Disposal Auth., Harford County 5.25%, 3/15/14 (5)(10)	250	255
Northeast Maryland Waste Disposal Auth., Montgomery County Resources Recreational Fac., 5.50%, 4/1/11 (5)(10)	720	745
Northeast Maryland Waste Disposal Auth., Montgomery County Resources Recreational Fac., 5.50%, 4/1/14 (5)(10)	2,000	2,148
Northeast Maryland Waste Disposal Auth., Montgomery County Resources Recreational Fac., 5.50%, 4/1/16 (5)(10)	2,800	2,948
Northeast Maryland Waste Disposal Auth., IDRB, Waste Management, Baltimore Resco, 4.75%, 1/1/12 (5)	340	341
Prince George's County, 5.25%, 12/1/16 (Prerefunded 12/1/11) (1)(3)	850	919
Prince George's County, Consolidated Public Improvement 5.25%, 12/1/20 (Prerefunded 12/1/11) (1)(3)	1,500	1,622
Prince George's County, GO, 5.00%, 9/15/11	1,100	1,165
Prince George's County, GO, 5.25%, 10/1/10	2,420	2,461
Prince George's County, GO, Consolidated Public Improvement 5.25%, 10/1/19 (Prerefunded 10/1/10) (1)	200	205
Prince George's County, Solid Waste Management 5.00%, 6/15/10 (2)	4,025	4,034
Saint Mary's County, GO, 3.00%, 7/15/11	625	644
Univ. of Maryland, 0.55%, 7/1/23 (Tender 6/1/10)	8,080	8,081
Univ. of Maryland, Auxiliary Fac. & Tuition 4.00%, 4/1/12	1,140	1,212
Univ. of Maryland, Auxiliary Fac. & Tuition 5.00%, 4/1/11	1,785	1,856
Washington Suburban Sanitary Dist., 5.25%, 6/1/24 (Prerefunded 6/1/10) (1)	440	440
		245,287

PUERTO RICO 2.3%

Puerto Rico, Public Improvement, GO, 5.50%, 7/1/11 (3)	3,070	3,200

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Short-Term Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncement
On March 1, 2010, the fund adopted new accounting guidance that requires enhanced disclosures about fair value measurements in the financial statements. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Values in the accompanying Portfolio of Investments are as of May 28, 2010, the last business day in the fund’s reporting period. Some foreign markets were open between May 28 and the close of the reporting period on May 31, but any differences in investment values and foreign exchange rates subsequent to May 28 through May 31 were immaterial to the fund's portfolio of investments.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. On May 31, 2010, all of the fund’s investments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At May 31, 2010, the cost of investments for federal income tax purposes was $252,826,000. Net unrealized gain aggregated $3,405,000 at period-end, of which $3,487,000 related to appreciated investments and $82,000 related to depreciated investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
MUNICIPAL SECURITIES 98.3%		
Georgia 90.0%		
Albany, Sewerage, 5.00%, 7/1/17 (1)	1,000	1,123
Alpharetta, GO, 5.00%, 5/1/25	1,000	1,096
Alpharetta, Public Improvement, GO, 5.00%, 5/1/23	1,125	1,246
Americus & Sumter County Hosp. Auth., Magnolia Manor 6.25%, 5/15/19	500	484
Assn. County Commissioners of Georgia, Jackson County Leasing Project, COP, 5.25%, 4/1/24 (2)	1,000	1,054
Athens-Clarke County, Water & Sewerage, 5.50%, 1/1/38	1,000	1,085
Athens-Clarke County, Water & Sewerage, 5.625%, 1/1/33	1,500	1,653
Athens-Clarke County Dev. Auth., Unified Gov't., Univ. of Georgia Athletic Assn., VRDN, 0.28%, 8/1/33	225	225
Athens-Clarke County Dev. Auth., Unified Gov't., Univ. of Georgia Athletic Assn., VRDN, 0.28%, 7/1/35	1,200	1,200
Atlanta, Eastside, Tax Allocation, 5.60%, 1/1/30	500	501
Atlanta, Princeton Lakes, 5.50%, 1/1/31	425	377
Atlanta, Water & Sewer, 5.25%, 11/1/34 (1)	1,000	1,046
Atlanta & Fulton County Recreation Auth., 5.75%, 12/1/18 (Prerefunded 12/1/10) (3)(4)	1,500	1,556
Atlanta Airport, 5.00%, 1/1/30 (1)	1,150	1,180
Atlanta Airport, 6.25%, 1/1/14 (5)(6)	1,000	1,012
Atlanta Water & Sewer, Wastewater, 6.25%, 11/1/34	1,000	1,095
Augusta, Airport, 5.15%, 1/1/35	750	672
Augusta, Airport, 5.45%, 1/1/31 (6)	1,130	1,029
Augusta Water & Sewer, 5.25%, 10/1/34 (1)	1,000	1,044
Augusta Water & Sewer, 5.25%, 10/1/39 (1)	1,425	1,483
Barrow County, GO, 5.00%, 10/1/26 (5)	825	862
Burke County Dev. Auth., Oglethorpe Power, Vogtle 5.50%, 1/1/33	1,000	1,041
Burke County Dev. Auth., PCR, Georgia Power, Vogtle 5.05%, 11/1/48 (Tender 1/12/12)	1,000	1,056

Cartersville Dev. Auth., IDRB, Anheuser-Busch 5.10%, 2/1/12 (6)	450	474
Cartersville Dev. Auth., PCR, Anheuser-Busch 7.40%, 11/1/10 (6)	360	368
Chatham County Hosp. Auth., Memorial Health 6.125%, 1/1/24	1,270	1,273
Cherokee County School Dist., GO, 5.00%, 8/1/28 (5)	1,450	1,562
Cherokee County Water & Sewerage Auth., 5.00%, 8/1/25 (1)	1,000	1,089
Cherokee County Water & Sewerage Auth., 5.50%, 8/1/23 (10)	2,050	2,366
City of Savannah, Savannah Airport Commission 5.25%, 1/1/17 (1)	1,000	1,025
Clayton County Water Auth., 5.00%, 5/1/20	1,000	1,076
Cobb County Dev. Auth., 1.25%, 4/1/33 (Tender 10/01/10)	2,000	2,000
Cobb County Dev. Auth., Waste Management 5.00%, 4/1/33 (6)	1,000	963
Cobb County Hosp. Auth., WellStar Health, 5.25%, 4/1/23 (4)	1,000	1,040
Cobb County Kennestone Hosp. Auth., WellStar Health 5.50%, 4/1/37 (4)	2,565	2,708
Cobb County Kennestone Hosp. Auth., WellStar Health 6.25%, 4/1/34 (4)	1,515	1,703
Cobb-Marietta Water Auth., 5.25%, 11/1/21 (Prerefunded 11/1/12) (3)	1,000	1,126
Columbia County Water & Sewer, 5.00%, 6/1/24 (1)	1,000	1,061
Columbia County Water & Sewer, 6.25%, 6/1/18 (Prerefunded 6/1/10) (3)(5)	1,000	1,001
Columbus Water & Sewer, 5.00%, 5/1/18	1,000	1,079
Coweta County Dev. Auth., Newnan Water & Sewer 5.00%, 7/1/20 (Prerefunded 7/1/15) (3)(10)	1,000	1,125
Coweta County Water & Sewer Auth., GO, 5.00%, 6/1/26 (4)	1,355	1,422
Coweta County Water & Sewer Auth., GO, 5.00%, 6/1/32	2,000	2,097
Crisp County Dev. Auth., Int'l. Paper, 6.20%, 2/1/20 (6)	1,000	1,014
Decatur County School Dist., GO, 5.00%, 10/1/32 (1)	1,000	1,025
DeKalb County Water & Sewer, 5.00%, 10/1/35 (1)	2,000	2,195

Dekalb County Water & Sewer, 5.25%, 10/1/32 (1)	1,250	1,417
DeKalb Private Hosp. Auth., 5.00%, 11/15/29	1,000	1,044
DeKalb Private Hosp. Auth., Children's Healthcare of Atlanta 5.25%, 11/15/39	3,500	3,624
Downtown Smyrna Dev. Auth., 5.25%, 2/1/28	1,000	1,113
Effingham County Dev. Auth., PCR, Georgia Pacific, Fort James 5.625%, 7/1/18 (6)	2,000	1,954
Fayette County Public Fac. Auth., Criminal Justice 6.00%, 6/1/30 (Prerefunded 6/1/10) (3)	270	273
Fayette County Public Fac. Auth., Criminal Justice 6.25%, 6/1/20 (Prerefunded 6/1/10) (3)	500	505
Fayette County School Dist., GO, STEP, 0.00%, 3/1/25	750	770
Floyd County Hosp. Auth., Floyd Medical Center, GO 5.25%, 7/1/33	1,000	1,042
Forsyth County, GO, 5.00%, 3/1/28	2,000	2,198
Forsyth County Water & Sewer Auth., 5.00%, 4/1/21	1,060	1,104
Forsyth County Water & Sewer Auth., 5.00%, 4/1/32	2,495	2,596
Fulton County Dev. Auth., Catholic Health East 6.00%, 11/15/28	3,000	3,221
Fulton County Dev. Auth., Georgia Tech Foundation 5.00%, 11/1/21	1,000	1,064
Fulton County Dev. Auth., Georgia Tech Foundation 5.00%, 11/1/28	1,000	1,078
Fulton County Dev. Auth., Georgia Tech Foundation 5.00%, 6/1/34	2,450	2,545
Fulton County Dev. Auth., Piedmont Healthcare 5.25%, 6/15/37	1,500	1,529
Fulton County Dev. Auth., Spelman College, 5.00%, 6/1/26	1,000	1,042
Fulton County Dev. Auth., Woodruff Arts Center 5.25%, 3/15/24	2,500	2,676
Fulton County Residential Care Fac. for the Elderly, Canterbury Court, 6.125%, 2/15/26	750	700
Gainesville & Hall County Hosp. Auth., 5.375%, 2/15/40	3,000	2,920

Gainesville Water & Sewer, 6.00%, 11/15/12 (5)	945	1,010
Georgia, GO, 5.00%, 7/1/21 (7)	1,000	1,150
Georgia, GO, 5.00%, 1/1/26	1,000	1,119
Georgia, GO, 5.00%, 5/1/28	1,000	1,110
Georgia, GO, 5.00%, 5/1/29	500	552
Georgia Housing & Fin. Auth., Single Family 5.05%, 12/1/31 (6)	1,000	1,004
Georgia Housing & Fin. Auth., Single Family 5.25%, 12/1/37 (6)	1,000	1,022
Georgia Housing & Fin. Auth., Single Family, 5.375%, 6/1/39	1,000	1,040
Georgia Private Colleges & Univ. Auth., Emory Univ. 5.00%, 9/1/29	1,075	1,173
Georgia Private Colleges & Univ. Auth., Emory Univ. 5.00%, 9/1/38	3,250	3,420
Georgia Private Colleges & Univ. Auth., Emory Univ. 5.50%, 11/1/20 (Prerefunded 11/1/10) (3)	500	516
Georgia Private Colleges & Univ. Auth., Emory Univ. 5.50%, 11/1/33 (Prerefunded 11/1/10) (3)	1,500	1,547
Glynn-Brunswick Memorial Hosp. Auth., 5.625%, 8/1/34	915	916
Gwinnett County Dev. Auth., Gwinnett County School Dist., GO COP, 5.25%, 1/1/25 (10)	1,000	1,167
Gwinnett County Hosp. Auth., RAC, 5.50%, 7/1/39 (1)	1,110	1,140
Gwinnett County School Dist., GO, 5.00%, 2/1/25 (Prerefunded 2/1/18) (3)	2,100	2,447
Gwinnett County School Dist., GO, 5.00%, 2/1/28	1,000	1,152
Gwinnett County School Dist., GO, 5.00%, 2/1/36	1,000	1,063
Gwinnett County Water & Sewer Auth., GO, 5.00%, 8/1/22	1,500	1,712
Habersham County School Dist., GO, 5.00%, 4/1/27	1,000	1,062
Hall County & Gainsville Hosp. Auth., Northeast Health 5.50%, 5/15/31 (Prerefunded 5/15/11) (3)	1,530	1,601
Henry County Water & Sewer Auth., 5.125%, 2/1/20	1,000	1,084
Houston County Hosp. Auth., GAN, 5.25%, 10/1/35	1,000	989

Houston County Hosp. Auth., 5.25%, 10/1/42	1,000	977
LaGrange Troup County Hosp. Auth., 5.50%, 7/1/38	1,500	1,540
Macon Water Auth., Water & Sewer, 5.00%, 10/1/21	1,000	1,058
Macon-Bibb County Hosp. Auth., Central Georgia Health 5.00%, 8/1/35	1,685	1,692
Macon-Bibb County Urban Dev. Auth., GO, 5.50%, 10/1/22	1,000	1,036
Main Street Natural Gas, 5.00%, 3/15/17	1,000	1,046
Main Street Natural Gas, Georgia Municipal Gas Auth. 5.00%, 3/15/14	1,225	1,308
Main Street Natural Gas, Georgia Municipal Gas Auth. 5.00%, 3/15/21	1,250	1,227
Main Street Natural Gas, Georgia Municipal Gas Auth. 5.00%, 3/15/22	1,000	971
Marietta, GO, 5.00%, 1/1/30	1,250	1,354
Medical Center Hosp. Auth., Columbus Regional Healthcare 5.50%, 8/1/25 (10)	1,000	1,000
Metropolitan Atlanta Rapid Transit Auth., Sales Tax 5.00%, 7/1/37 (1)	3,000	3,138
Metropolitan Atlanta Rapid Transit Auth., Series E MBIA Book Entry, Sales Tax, 7.00%, 7/1/11 (8)	550	570
Metropolitan Atlanta Rapid Transit Auth., Series E, Sales Tax 7.00%, 7/1/11 (8)(10)	3,780	3,919
Metropolitan Atlanta Rapid Transit Auth., Tax, 5.25% 7/1/27 (5)	1,000	1,155
Municipal Electric Auth, 5.25%, 1/1/21	1,000	1,134
Municipal Electric Auth., 5.00%, 1/1/20	1,000	1,114
Municipal Electric Auth., 5.00%, 11/1/28	1,000	1,053
Municipal Electric Auth., 5.50%, 1/1/26	1,000	1,092
Municipal Electric Auth., 6.50%, 1/1/12 (8)	70	74
Municipal Electric Auth., 6.60%, 1/1/18	840	990
Municipal Electric Auth., 6.60%, 1/1/18 (Prerefunded 1/1/13) (3)	20	23
Municipal Electric Auth., 6.60%, 1/1/18 (8)	175	209

Municipal Electric Auth., 7.25%, 1/1/24 (4)	1,000	1,295
Municipal Electric Auth., 6.50%, 1/1/12 (3)	5	5
Municipal Electric Auth., 6.50%, 1/1/12	235	248
Paulding County School Dist., GO, 5.00%, 2/1/33	2,500	2,596
Paulding County School Dist., GO, 6.00%, 2/1/13 (10)	1,000	1,081
Paulding County Water & Sewer, 6.00%, 12/1/13 (10)	825	892
Richmond County Hosp. Auth., Univ. Health Services 5.50%, 1/1/36	2,000	2,011
Rockdale County Dev. Auth., Pratt Industries USA 6.125%, 1/1/34 (6)	1,000	932
Rockdale County Water & Sewer Auth., GO 5.00%, 7/1/29 (1)	2,210	2,330
Savannah Economic Dev. Auth., Marshes of Skidaway 7.40%, 1/1/24	555	563
Savannah Economic Dev. Auth., IDRB, Waste Management 5.50%, 7/1/16 (6)	1,500	1,580
Thomasville Hosp. Auth., Archbold Medical Center 5.375%, 11/1/40	2,500	2,487
Valdosta and Lowndes County Hosp. Auth., South Georgia Medical Center, 5.00%, 10/1/20	1,000	1,037
Walton County School Dist., GO, 5.00%, 8/1/25 (10)	1,000	1,074
Walton County Water & Sewer Auth., Oconee County, Hard Creek, GO, 5.00%, 2/1/28 (1)	900	954
		164,088
Guam 0.6%		
Guam Gov't. Waterworks Auth., 6.00%, 7/1/25	1,000	1,023
		1,023
Puerto Rico 6.9%		
Puerto Rico Electric Power Auth., 5.00%, 7/1/28	600	604
Puerto Rico Electric Power Auth., 5.00%, 7/1/29 (Prerefunded 7/1/15) (3)(9)	1,000	1,168

Puerto Rico Electric Power Auth., 5.25%, 7/1/26	2,000	2,091
Puerto Rico Electric Power Auth., 5.25%, 7/1/27	500	517
Puerto Rico Electric Power Auth., 5.25%, 7/1/40	1,000	1,009
Puerto Rico Electric Power Auth., 5.50%, 7/1/38	1,000	1,025
Puerto Rico Electric Power Auth., VR, 0.715%, 7/1/29 (1)	1,000	727
Puerto Rico Infrastructure Fin. Auth., 5.50%, 10/1/32 (Prerefunded 10/1/10) (3)	750	771
Puerto Rico Sales Tax Fin. Corp., 5.25%, 8/1/57	990	1,006
Puerto Rico Sales Tax Fin. Corp., 5.375%, 8/1/39	1,020	1,056
Puerto Rico Sales Tax Fin. Corp., 5.50%, 8/1/42	2,500	2,608
		12,582
Virgin Islands 0.8%		
Virgin Islands PFA, 5.00%, 10/1/24	1,000	1,023
Virgin Islands PFA, Diageo, 6.75%, 10/1/37	400	445
		1,468
Total Municipal Securities (Cost $172,581)		179,161
Total Investments in Securities		
98.3% of Net Assets (Cost $172,581)		**$ 179,161**

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corp.
(2) Insured by XL Capital Assurance Inc.
(3) Prerefunded date is used in determining portfolio maturity.
(4) Insured by AMBAC Assurance Corp.
(5) Insured by Financial Guaranty Insurance Company
(6) Interest subject to alternative minimum tax
(7) All or a portion of this security is pledged to cover margin requirements on futures contracts at May 31, 2010.
(8) Escrowed to maturity
(9) Insured by CIFG Assurance
(10) Insured by National Public Finance Guarantee Corporation
COP Certificate of Participation
GAN Grant Anticipation Note
GO General Obligation

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Georgia Tax-Free Bond Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Georgia Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Georgia state income taxes by investing primarily in investment-grade Georgia municipal bonds.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncement
On March 1, 2010, the fund adopted new accounting guidance that requires enhanced disclosures about fair value measurements in the financial statements. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Values in the accompanying Portfolio of Investments are as of May 28, 2010, the last business day in the fund’s reporting period. Some foreign markets were open between May 28 and the close of the reporting period on May 31, but any differences in investment values and foreign exchange rates subsequent to May 28 through May 31 were immaterial to the fund's portfolio of investments.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. On May 31, 2010, all of the fund’s investments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges.

Counterparty risk related to exchange-traded derivatives, including futures and options contracts, is minimal because the exchange’s clearinghouse provides protection against defaults. Additionally, for exchange-traded derivatives, each broker in its sole discretion may change margin requirements applicable to the fund.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; and/or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract value (initial margin deposit); the margin deposit must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contracts are closed. For a futures contract, the value included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, and/or currency values, and potential losses in excess of the fund’s initial investment.

NOTE 4 - FEDERAL INCOME TAXES

At May 31, 2010, the cost of investments for federal income tax purposes was $172,505,000. Net unrealized gain aggregated $6,666,000 at period-end, of which $7,376,000 related to appreciated investments and $710,000 related to depreciated investments.

T. ROWE PRICE MARYLAND TAX-FREE MONEY FUND

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
MUNICIPAL SECURITIES 99.9%		
MARYLAND 89.0%		
Annapolis, Public Improvement, GO, 2.00%, 6/1/10	820	820
Anne Arundel County, GO, 2.00%, 4/1/11	595	603
Anne Arundel County, GO, 2.00%, 4/1/11	100	101
Anne Arundel County, National Business Park, 7.375%, 7/1/28 (Prerefunded 7/1/10) (1)	960	984
Austin Trust Receipts (Bank of America), Maryland Transportation Auth., VRDN, 0.29%, 7/1/41	7,500	7,500
Baltimore County, Equipment Acquisition Program, COP, GO 3.25%, 8/1/10	525	527
Baltimore County, GO, TECP, 0.27%, 6/4/10	5,800	5,800
Baltimore County, Public Improvement, GO, 3.00%, 8/1/10	100	101
Baltimore County, Public Improvement, GO, 5.00%, 8/1/10	500	504
Baltimore County, Quail Ridge Apartments, Multi-Family, VRDN 0.30%, 4/15/34	1,800	1,800
Frederick County, Public Fac., GO, 4.00%, 6/1/10	550	550
Harford County, GO, 3.00%, 6/1/10	3,275	3,275
Harford County, GO, 5.00%, 7/15/10	150	151
Harford County, Public Improvement, GO, 5.00%, 7/1/10	3,000	3,011
Howard County, Public Improvement, GO, 5.00%, 2/15/11	100	103
Howard County, Sherwood Crossing Apartments, VRDN 0.28%, 7/15/33	1,750	1,750
Maryland, GO, 5.00%, 2/1/11	210	216
Maryland, State & Local Fac., 5.75%, 8/1/14 (Prerefunded 8/1/10) (1)	200	204
Maryland, State & Local Fac., Capital Improvement, GO 5.50%, 8/1/10	1,200	1,210
Maryland, State & Local Fac., GO, 5.00%, 8/1/10	300	302
Maryland, State & Local Fac., GO, 5.00%, 8/1/10	165	166
Maryland, State & Local Fac., GO, 5.25%, 7/15/10	200	201
Maryland, State & Local Fac., GO, 5.25%, 2/15/11	75	78
Maryland, State & Local Fac., GO, 5.50%, 8/1/10	2,000	2,017

Maryland CDA, Hopkins Village Apartments, Multi-Family, VRDN 0.28%, 11/1/38	1,350	1,350
Maryland CDA, Kirkwood House Apartments, Multi-Family VRDN, 0.26%, 12/1/38	2,800	2,800
Maryland CDA, Residential, 2.80%, 9/1/10	200	201
Maryland CDA, Residential, VRDN, 0.35%, 9/1/42 (2)	700	700
Maryland DOT, 5.00%, 11/1/10	250	255
Maryland DOT, 5.00%, 2/15/11	400	413
Maryland Economic Dev. Corp., Baltimore Symphony Endowment Trust, VRDN, 0.26%, 11/1/28	400	400
Maryland Economic Dev. Corp., Blind Industries & Services VRDN, 0.38%, 11/1/28	1,179	1,179
Maryland Economic Dev. Corp., Catholic Relief Services, VRDN 0.30%, 5/1/36	1,080	1,080
Maryland Economic Dev. Corp., Chesapeake Bay Foundation VRDN, 0.27%, 11/1/23	3,210	3,210
Maryland Economic Dev. Corp., Constellation Energy, VRDN 0.23%, 4/1/24	2,750	2,750
Maryland Economic Dev. Corp., Howard Hughes Medical, VRDN 0.24%, 5/15/43	7,000	7,000
Maryland Economic Dev. Corp., U.S. Pharmacopeial, VRDN 0.28%, 7/1/38	700	700
Maryland HHEFA, VRDN, 0.30%, 4/1/35	1,300	1,300
Maryland HHEFA, Archdiocese of Baltimore Schools, VRDN 0.26%, 7/1/37	7,900	7,900
Maryland HHEFA, Goucher College, VRDN, 0.30%, 7/1/37	600	600
Maryland HHEFA, Health Pool 85 A & B, VRDN, 0.28%, 4/1/35	8,215	8,215
Maryland HHEFA, John Hopkins Univ., VRDN, 0.25%, 7/1/36	3,500	3,500
Maryland HHEFA, Lifebridge Health, VRDN, 0.31%, 7/1/47	7,305	7,305
Maryland HHEFA, Lifebridge Health, VRDN, 0.31%, 7/1/47 (2)	5,125	5,125
Maryland HHEFA, Stevenson Univ., VRDN, 0.27%, 7/1/30	310	310
Maryland HHEFA, Univ. of Maryland Medical, VRDN 0.25%, 7/1/34	3,340	3,340

Maryland HHEFA, Univ. of Maryland Medical, VRDN 0.28%, 7/1/41	5,000	5,000
Maryland Stadium Auth., Baltimore Convention Center, VRDN 0.31%, 12/15/14	2,255	2,255
Maryland Stadium Auth., Football Stadium, VRDN 0.34%, 3/1/26	850	850
Montgomery County, George Meany Center for Labor Studies VRDN, 0.30%, 5/1/31	900	900
Montgomery County, GO, 5.00%, 1/1/11	275	282
Montgomery County, GO, 5.25%, 10/1/10	400	406
Montgomery County, GO, TECP, 0.34%, 6/11/10	1,800	1,800
Montgomery County, GO, TECP, 0.35%, 6/8/10	7,000	7,000
Montgomery County, GO, TECP, 0.35%, 6/16/10	4,450	4,450
Montgomery County, GO, BAN, VRDN, 0.30%, 6/1/26	250	250
Montgomery County, GO, BAN, VRDN, 0.38%, 6/1/26	800	800
Montgomery County, Institute for Genomic Research, VRDN 0.30%, 11/1/23	968	968
Montgomery County, Public Improvement, GO, 3.00%, 8/1/10	3,800	3,816
Montgomery County Housing Opportunities Commission Canterbury Apartments, VRDN, 0.25%, 5/1/26	4,190	4,190
Montgomery County Housing Opportunities Commission Multi-Family, VRDN, 0.26%, 7/1/36	3,155	3,155
Montgomery County Housing Opportunities Commission Single Family, VRDN, 0.26%, 7/1/33	2,300	2,300
Prince George's County, Public Improvement, GO 5.00%, 12/1/10	150	153
Prince George's County, School Consolidation, GO 2.00%, 12/15/10	155	156
Saint Mary's County, GO, 3.00%, 7/15/10	1,220	1,224
Univ. of Maryland, 0.55%, 7/1/23 (Tender 6/1/10)	9,060	9,060
Washington County, VRDN, 0.26%, 1/1/33	710	710
Washington Suburban Sanitary Dist., General Construction, GO 5.00%, 6/1/10	25	25

Washington Suburban Sanitary Dist., General Construction, GO 5.00%, 6/1/10	220	220
Washington Suburban Sanitary Dist., General Construction, GO 5.00%, 6/1/10	550	550
Washington Suburban Sanitary Dist., General Construction, GO 5.25%, 6/1/10	575	575
Washington Suburban Sanitary Dist., Water Supply, GO 3.00%, 6/1/10	100	100
		142,802
PUERTO RICO 8.7%		
Puerto Rico Infrastructure Fin. Auth., 5.50%, 10/1/32 (Prerefunded 10/1/10) (1)	1,000	1,027
Puerto Rico Infrastructure Fin. Auth., 5.50%, 10/1/40 (Prerefunded 10/1/10) (1)	12,500	12,838
		13,865
NEW YORK 1.0%		
Metropolitan Transportation Auth., Dedicated Tax Fund, RAN 2.00%, 12/31/10	1,600	1,615
		1,615
ILLINOIS 0.6%		
Illinois Fin. Auth., Advocate Health Care Network 0.37%, 11/1/30 (Tender 2/10/11)	1,000	1,000
		1,000
TEXAS 0.6%		
Texas PFA, GO, TECP, 0.38%, 8/6/10	1,000	1,000
		1,000
Total Municipal Securities (Cost $160,282)		160,282

The accompanying notes are an integral part of this Portfolio of Investment

T. Rowe Price Maryland Tax-Free Money Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price State Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Money Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncement
On March 1, 2010, the fund adopted new accounting guidance that requires enhanced disclosures about fair value measurements in the financial statements. Adoption of this guidance had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund values its investments and computes its net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the 1940 Act, securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market. On May 31, 2010, all of the fund’s investments were classified as Level 2, based on the inputs used to determine their values.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At May 31, 2010, the cost of investments for federal income tax purposes was $160,282,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 23, 2010

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	July 23, 2010